Schedule of Investments (unaudited)	iShares® Russell 2000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.8%
AAR Corp.(a)	774,108	$29,996,685
Aerojet Rocketdyne Holdings Inc.	1,711,736	82,659,732
Aerovironment Inc.(a)(b)	514,389	51,516,058
AerSale Corp.(a)	205,699	2,563,010
Astronics Corp.(a)(b)	584,074	10,227,136
Byrna Technologies Inc.(a)	241,224	5,480,609
Ducommun Inc.(a)(b)	259,957	14,183,254
Kaman Corp.	628,979	31,700,542
Kratos Defense & Security Solutions Inc.(a)(b)	2,795,821	79,652,940
Maxar Technologies Inc.(b)	1,638,350	65,402,932
Moog Inc., Class A	659,790	55,461,947
National Presto Industries Inc.	118,620	12,057,723
PAE Inc.(a)(b)	1,580,167	14,063,486
Park Aerospace Corp.	444,634	6,625,047
Parsons Corp.(a)(b)	599,067	23,579,277
Triumph Group Inc.(a)	1,177,103	24,424,887
Vectrus Inc.(a)	270,012	12,849,871
		522,445,136
Air Freight & Logistics — 0.3%
Air Transport Services Group Inc.(a)(b)	1,343,221	31,203,024
Atlas Air Worldwide Holdings Inc.(a)(b)	656,294	44,700,184
Echo Global Logistics Inc.(a)(b)	598,336	18,392,849
Forward Air Corp.	623,430	55,952,842
Hub Group Inc., Class A(a)	756,961	49,944,287
Radiant Logistics Inc.(a)(b)	938,492	6,503,750
		206,696,936
Airlines — 0.4%
Allegiant Travel Co.(a)	347,587	67,431,878
Frontier Group Holdings Inc.(a)(b)	798,240	13,602,010
Hawaiian Holdings Inc.(a)	1,168,319	28,471,934
Mesa Air Group Inc.(a)(b)	803,803	7,499,482
SkyWest Inc.(a)	1,139,046	49,058,711
Spirit Airlines Inc.(a)(b)	2,255,155	68,646,918
Sun Country Airlines Holdings Inc.(a)(b)	402,492	14,896,229
		249,607,162
Auto Components — 1.3%
Adient PLC(a)	2,156,365	97,467,698
American Axle & Manufacturing Holdings Inc.(a)	2,567,094	26,569,423
Cooper-Standard Holdings Inc.(a)(b)	398,768	11,564,272
Dana Inc.	3,308,704	78,614,807
Dorman Products Inc.(a)(b)	608,720	63,106,002
Fox Factory Holding Corp.(a)(b)	962,660	149,847,656
Gentherm Inc.(a)	756,974	53,783,003
Goodyear Tire & Rubber Co. (The)(a)	6,304,757	108,126,580
LCI Industries	564,859	74,233,770
Modine Manufacturing Co.(a)	1,177,698	19,538,010
Motorcar Parts of America Inc.(a)(b)	444,061	9,964,729
Patrick Industries Inc.	517,003	37,741,219
Standard Motor Products Inc.	475,876	20,629,225
Stoneridge Inc.(a)(b)	615,139	18,146,600
Tenneco Inc., Class A(a)	1,608,914	31,084,218
Visteon Corp.(a)	631,933	76,425,977
XL Fleet Corp.(a)(b)	872,742	7,269,941
XPEL Inc.(a)(b)	408,599	34,269,198
		918,382,328
Automobiles — 0.3%
Arcimoto Inc.(a)	623,137	10,711,725
Security	Shares	Value

Automobiles (continued)
Canoo Inc.(a)	1,816,368	$18,054,698
Fisker Inc.(a)(b)	3,619,735	69,788,491
Lordstown Motors Corp., Class A(a)	2,551,937	28,224,423
Winnebago Industries Inc.	739,583	50,262,061
Workhorse Group Inc.(a)(b)	2,812,717	46,662,975
		223,704,373
Banks — 7.7%
1st Source Corp.	395,375	18,369,123
Allegiance Bancshares Inc.	436,455	16,777,330
Altabancorp.	420,933	18,230,608
Amalgamated Financial Corp.	360,814	5,639,523
Amerant Bancorp Inc.(a)(b)	486,351	10,398,184
American National Bankshares Inc.	241,433	7,506,152
Ameris Bancorp.	1,525,767	77,249,583
Arrow Financial Corp.	308,547	11,092,265
Associated Banc-Corp.	3,505,961	71,802,081
Atlantic Capital Bancshares Inc.(a)	453,647	11,549,853
Atlantic Union Bankshares Corp.	1,793,895	64,974,877
Banc of California Inc.	1,065,507	18,688,993
BancFirst Corp.	390,871	24,402,077
Bancorp. Inc. (The)(a)(b)	1,209,483	27,830,204
BancorpSouth Bank	2,334,649	66,140,606
Bank First Corp.	152,996	10,674,531
Bank of Marin Bancorp., Class A	292,878	9,342,808
Bank of NT Butterfield & Son Ltd. (The)	1,152,853	40,868,639
BankUnited Inc.	2,060,345	87,956,128
Banner Corp.	688,510	37,324,127
Bar Harbor Bankshares	336,137	9,620,241
Berkshire Hills Bancorp. Inc.	972,204	26,648,112
Blue Ridge Bankshares Inc.	394,779	6,916,528
Boston Private Financial Holdings Inc.	1,795,971	26,490,572
Brookline Bancorp. Inc.	1,705,863	25,502,652
Bryn Mawr Bank Corp.	459,234	19,375,082
Business First Bancshares Inc.	441,345	10,128,868
Byline Bancorp Inc.	611,526	13,838,833
Cadence BanCorp.	2,684,781	56,058,227
Cambridge Bancorp.	155,294	12,887,849
Camden National Corp.	339,580	16,218,341
Capital Bancorp Inc./MD(a)	193,211	3,951,165
Capital City Bank Group Inc.	309,803	7,989,819
Capstar Financial Holdings Inc.	473,675	9,710,338
Carter Bankshares Inc.(a)	599,763	7,503,035
Cathay General Bancorp.	1,774,667	69,850,893
CBTX Inc.	421,427	11,509,171
Central Pacific Financial Corp.	550,458	14,344,935
Century Bancorp. Inc./MA, Class A, NVS	63,200	7,204,800
CIT Group Inc.	2,292,036	118,246,137
Citizens & Northern Corp.	353,264	8,654,968
City Holding Co.	355,610	26,756,096
Civista Bancshares Inc.	357,977	7,911,292
CNB Financial Corp./PA	368,334	8,405,382
Coastal Financial Corp./WA(a)(b)	215,328	6,149,768
Columbia Banking System Inc.	1,586,606	61,179,527
Community Bank System Inc.	1,195,790	90,461,513
Community Trust Bancorp. Inc.	353,981	14,293,753
ConnectOne Bancorp. Inc.	863,948	22,609,519
CrossFirst Bankshares Inc.(a)(b)	1,073,695	14,763,306
Customers Bancorp. Inc.(a)(b)	673,349	26,253,878
CVB Financial Corp.	2,983,333	61,426,826
Dime Community Bancshares Inc.	801,487	26,945,993

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Eagle Bancorp. Inc.	735,644	$41,254,916
Eastern Bankshares Inc.	3,999,735	82,274,549
Enterprise Bancorp. Inc./MA	222,925	7,300,794
Enterprise Financial Services Corp.	671,269	31,140,169
Equity Bancshares Inc., Class A(a)	311,674	9,502,940
Farmers National Banc Corp.	592,079	9,183,145
FB Financial Corp.	788,220	29,416,370
Fidelity D&D Bancorp. Inc.	97,109	5,253,597
Financial Institutions Inc.	356,432	10,692,960
First Bancorp. Inc. (The)	239,577	7,055,543
First BanCorp./Puerto Rico	4,889,805	58,286,476
First Bancorp./Southern Pines NC	616,521	25,221,874
First Bancshares Inc. (The)	466,902	17,476,142
First Bank/Hamilton NJ	359,764	4,871,205
First Busey Corp.	1,174,081	28,952,837
First Choice Bancorp.	241,752	7,361,348
First Commonwealth Financial Corp.	2,010,661	28,290,000
First Community Bankshares Inc.	413,133	12,332,020
First Financial Bancorp.	2,171,402	51,310,229
First Financial Bankshares Inc.	2,986,692	146,736,178
First Financial Corp./IN	275,423	11,242,767
First Foundation Inc.	923,856	20,795,999
First Internet Bancorp.	211,647	6,556,824
First Interstate BancSystem Inc., Class A	947,550	39,636,016
First Merchants Corp.	1,248,851	52,039,621
First Mid Bancshares Inc.	382,096	15,478,709
First Midwest Bancorp. Inc.	2,632,688	52,206,203
First of Long Island Corp. (The)	520,981	11,060,427
Five Star Bancorp.(a)(b)	127,649	3,082,723
Flushing Financial Corp.	671,275	14,385,423
Fulton Financial Corp.	3,618,292	57,096,648
German American Bancorp. Inc.	562,408	20,921,578
Glacier Bancorp. Inc.	2,207,079	121,565,911
Great Southern Bancorp. Inc.	241,016	12,990,762
Great Western Bancorp. Inc.(b)	1,239,025	40,627,630
Guaranty Bancshares Inc./TX	181,676	6,189,701
Hancock Whitney Corp.	1,969,322	87,516,670
Hanmi Financial Corp.	640,061	12,199,563
Harborone Bancorp. Inc.	1,177,624	16,887,128
Hawthorn Bancshares Inc.	5,913	135,594
HBT Financial Inc.	253,180	4,407,864
Heartland Financial USA Inc.	936,118	43,988,185
Heritage Commerce Corp.	1,330,261	14,805,805
Heritage Financial Corp./WA	828,174	20,720,913
Hilltop Holdings Inc.	1,517,820	55,248,648
Home BancShares Inc./AR	3,471,449	85,675,361
HomeTrust Bancshares Inc.	351,435	9,805,037
Hope Bancorp Inc.	2,581,570	36,606,663
Horizon Bancorp Inc./IN	974,870	16,991,984
Howard Bancorp. Inc.(a)(b)	301,284	4,859,711
Independent Bank Corp.	743,309	56,119,829
Independent Bank Corp./MI	475,506	10,323,235
Independent Bank Group Inc.	869,756	64,344,549
International Bancshares Corp.	1,245,951	53,501,136
Investors Bancorp. Inc.	5,245,457	74,800,217
Lakeland Bancorp. Inc.	1,112,921	19,453,859
Lakeland Financial Corp.	555,373	34,233,192
Live Oak Bancshares Inc.(b)	731,435	43,154,665
Macatawa Bank Corp.	597,911	5,231,721
Mercantile Bank Corp.	359,905	10,869,131
Security	Shares	Value

Banks (continued)
Metrocity Bankshares Inc.	441,819	$7,736,251
Metropolitan Bank Holding Corp.(a)(b)	176,949	10,655,869
Mid Penn Bancorp. Inc.	223,728	6,141,334
Midland States Bancorp. Inc.	512,212	13,455,809
MidWestOne Financial Group Inc.	329,565	9,481,585
MVB Financial Corp.	223,913	9,552,129
National Bank Holdings Corp., Class A	666,038	25,136,274
NBT Bancorp. Inc.	949,127	34,140,098
Nicolet Bankshares Inc.(a)(b)	203,201	14,293,158
Northrim Bancorp. Inc.	153,712	6,571,188
OceanFirst Financial Corp.	1,366,895	28,486,092
OFG Bancorp.	1,125,348	24,892,698
Old National Bancorp./IN	3,593,889	63,288,385
Old Second Bancorp. Inc.	631,610	7,831,964
Origin Bancorp Inc.	511,172	21,704,363
Orrstown Financial Services Inc.	272,166	6,278,870
Pacific Premier Bancorp. Inc.	1,896,424	80,199,771
Park National Corp.	328,760	38,602,999
Peapack Gladstone Financial Corp.	417,230	12,963,336
Peoples Bancorp. Inc./OH	410,287	12,152,701
Peoples Financial Services Corp.	159,642	6,800,749
Preferred Bank/Los Angeles CA	315,986	19,992,434
Premier Financial Bancorp. Inc.	287,790	4,849,262
Primis Financial Corp.	558,215	8,518,361
QCR Holdings Inc.	356,635	17,150,577
RBB Bancorp.	330,571	8,006,430
Red River Bancshares Inc.	104,297	5,268,041
Reliant Bancorp Inc.	346,687	9,613,631
Renasant Corp.	1,236,122	49,444,880
Republic Bancorp. Inc./KY, Class A	218,543	10,081,389
Republic First Bancorp. Inc.(a)(b)	1,154,315	4,605,717
S&T Bancorp. Inc.	894,178	27,987,771
Sandy Spring Bancorp. Inc.	1,070,057	47,221,615
Seacoast Banking Corp. of Florida(b)	1,178,059	40,230,715
ServisFirst Bancshares Inc.(b)	1,152,349	78,336,685
Sierra Bancorp.	319,565	8,132,929
Silvergate Capital Corp., Class A(a)(b)	522,768	59,240,070
Simmons First National Corp., Class A	2,317,965	68,009,093
SmartFinancial Inc.	341,487	8,199,103
South Plains Financial Inc.	243,607	5,634,630
South State Corp.	1,630,802	133,334,372
Southern First Bancshares Inc.(a)(b)	171,559	8,776,958
Southside Bancshares Inc.	714,166	27,302,566
Spirit of Texas Bancshares Inc.	296,684	6,776,263
Stock Yards Bancorp. Inc.	469,743	23,905,221
Summit Financial Group Inc.	258,169	5,682,300
Texas Capital Bancshares Inc.(a)	1,181,967	75,043,085
Tompkins Financial Corp.	326,197	25,299,839
Towne Bank/Portsmouth VA	1,542,689	46,928,599
TriCo Bancshares	639,349	27,223,480
TriState Capital Holdings Inc.(a)	677,981	13,824,033
Triumph Bancorp. Inc.(a)	537,368	39,899,574
Trustmark Corp.	1,454,222	44,790,038
UMB Financial Corp.	1,015,274	94,481,398
United Bankshares Inc./WV	2,895,322	105,679,253
United Community Banks Inc./GA	1,659,960	53,135,320
Univest Financial Corp.	658,246	17,357,947
Valley National Bancorp.	9,223,075	123,865,897
Veritex Holdings Inc.	1,065,870	37,742,457
Washington Trust Bancorp. Inc.	389,553	20,003,547

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
WesBanco Inc.	1,509,940	$53,799,162
West Bancorp. Inc.	370,059	10,269,137
Westamerica Bancorp.	598,059	34,705,364
		5,319,010,771
Beverages — 0.4%
Celsius Holdings Inc.(a)(b)	1,037,755	78,962,778
Coca-Cola Consolidated Inc.(b)	107,071	43,056,461
Duckhorn Portfolio Inc. (The)(a)	459,328	10,132,776
MGP Ingredients Inc.	322,595	21,820,326
National Beverage Corp.	534,523	25,245,521
NewAge Inc.(a)(b)	3,029,941	6,756,768
Primo Water Corp.	3,581,438	59,917,458
		245,892,088
Biotechnology — 10.2%
4D Molecular Therapeutics Inc.(a)(b)	223,543	5,382,915
89bio Inc.(a)(b)	221,808	4,147,810
ACADIA Pharmaceuticals Inc.(a)(b)	2,730,501	66,596,919
Adicet Bio Inc.(a)	475,946	4,897,484
Adverum Biotechnologies Inc.(a)(b)	2,122,032	7,427,112
Aeglea BioTherapeutics Inc.(a)(b)	1,015,101	7,065,103
Affimed NV(a)	2,647,129	22,500,596
Agenus Inc.(a)(b)	4,490,200	24,651,198
Agios Pharmaceuticals Inc.(a)	1,405,206	77,440,903
Akebia Therapeutics Inc.(a)(b)	3,636,367	13,781,831
Akero Therapeutics Inc.(a)(b)	585,090	14,516,083
Akouos Inc.(a)(b)	557,138	6,992,082
Albireo Pharma Inc.(a)(b)	399,753	14,063,311
Aldeyra Therapeutics Inc.(a)(b)	1,104,452	12,513,441
Alector Inc.(a)(b)	1,312,147	27,332,022
Aligos Therapeutics Inc.(a)(b)	426,952	8,703,417
Alkermes PLC(a)	3,661,827	89,787,998
Allakos Inc.(a)(b)	796,352	67,984,570
Allogene Therapeutics Inc.(a)(b)	1,548,000	40,371,840
Allovir Inc.(a)(b)	671,206	13,249,606
Alpine Immune Sciences Inc.(a)	264,322	2,378,898
Altimmune Inc.(a)(b)	741,028	7,299,126
ALX Oncology Holdings Inc.(a)(b)	415,897	22,741,248
Amicus Therapeutics Inc.(a)(b)	5,991,698	57,759,969
AnaptysBio Inc.(a)(b)	438,755	11,376,917
Anavex Life Sciences Corp.(a)(b)	1,417,969	32,414,771
Anika Therapeutics Inc.(a)	338,854	14,668,990
Annexon Inc.(a)	709,614	15,973,411
Apellis Pharmaceuticals Inc.(a)(b)	1,482,331	93,683,319
Applied Molecular Transport Inc.(a)(b)	559,592	25,595,738
Applied Therapeutics Inc.(a)(b)	403,044	8,375,254
AquaBounty Technologies Inc.(a)(b)	1,194,272	6,401,298
Arbutus Biopharma Corp.(a)	1,777,346	5,385,358
Arcturus Therapeutics Holdings Inc.(a)(b)	480,591	16,263,199
Arcus Biosciences Inc.(a)(b)	1,030,996	28,311,150
Arcutis Biotherapeutics Inc.(a)(b)	629,455	17,177,827
Ardelyx Inc.(a)(b)	1,925,212	14,593,107
Arena Pharmaceuticals Inc.(a)(b)	1,395,173	95,150,799
Arrowhead Pharmaceuticals Inc.(a)(b)	2,314,433	191,681,341
Atara Biotherapeutics Inc.(a)	1,890,091	29,390,915
Athenex Inc.(a)(b)	1,967,796	9,091,218
Athersys Inc.(a)(b)	4,574,629	6,587,466
Atossa Therapeutics Inc.(a)(b)	2,662,743	16,828,536
Atreca Inc., Class A(a)(b)	665,534	5,670,350
Avid Bioservices Inc.(a)(b)	1,378,013	35,346,033
Avidity Biosciences Inc.(a)(b)	708,917	17,517,339
Security	Shares	Value

Biotechnology (continued)
Avita Medical Inc.(a)	543,293	$11,148,372
Avrobio Inc.(a)(b)	824,398	7,328,898
Beam Therapeutics Inc.(a)(b)	1,072,492	138,040,445
Beyondspring Inc.(a)(b)	509,733	5,321,613
BioAtla Inc.(a)(b)	277,328	11,753,161
BioCryst Pharmaceuticals Inc.(a)(b)	4,058,094	64,158,466
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	1,232,953	119,695,077
Biomea Fusion Inc.(a)	196,351	3,065,039
Bioxcel Therapeutics Inc.(a)(b)	347,825	10,107,794
Black Diamond Therapeutics Inc.(a)(b)	518,321	6,318,333
Bluebird Bio Inc.(a)	1,539,380	49,229,372
Blueprint Medicines Corp.(a)(b)	1,332,989	117,249,712
Bolt Biotherapeutics Inc.(a)	301,913	4,667,575
Bridgebio Pharma Inc.(a)(b)	2,450,905	149,407,169
Brooklyn ImmunoTherapeutics Inc.(a)(b)	541,743	9,756,791
C4 Therapeutics Inc.(a)(b)	783,708	29,655,511
Cardiff Oncology Inc.(a)	822,841	5,471,893
CareDx Inc.(a)(b)	1,142,772	104,586,493
Catalyst Pharmaceuticals Inc.(a)(b)	2,286,645	13,148,209
Celcuity Inc.(a)	181,398	4,353,552
Celldex Therapeutics Inc.(a)(b)	894,338	29,906,663
CEL-SCI Corp.(a)(b)	807,615	7,010,098
Cerevel Therapeutics Holdings Inc.(a)	802,430	20,558,257
ChemoCentryx Inc.(a)(b)	1,228,730	16,452,695
Chimerix Inc.(a)(b)	1,661,236	13,289,888
Chinook Therapeutics Inc.(a)(b)	715,667	10,105,218
Clene Inc.(a)	520,727	5,852,971
Clovis Oncology Inc.(a)(b)	2,266,830	13,147,614
Codiak Biosciences Inc.(a)(b)	357,334	6,621,399
Cogent Biosciences Inc.(a)	845,546	6,857,378
Coherus Biosciences Inc.(a)(b)	1,459,520	20,185,162
Constellation Pharmaceuticals Inc.(a)	826,940	27,950,572
Cortexyme Inc.(a)(b)	455,139	24,122,367
Crinetics Pharmaceuticals Inc.(a)	830,084	15,647,083
Cue Biopharma Inc.(a)(b)	687,349	8,007,616
Cullinan Oncology Inc.(a)(b)	314,566	8,100,074
Curis Inc.(a)	1,970,894	15,905,115
Cytokinetics Inc.(a)(b)	1,550,535	30,685,088
CytomX Therapeutics Inc.(a)(b)	1,484,436	9,396,480
Deciphera Pharmaceuticals Inc.(a)(b)	895,604	32,788,062
Denali Therapeutics Inc.(a)(b)	2,077,100	162,927,724
Dermtech Inc.(a)(b)	540,858	22,483,467
Design Therapeutics Inc.(a)(b)	306,675	6,099,766
Dicerna Pharmaceuticals Inc.(a)(b)	1,572,243	58,676,109
Dynavax Technologies Corp.(a)(b)	2,453,436	24,166,345
Dyne Therapeutics Inc.(a)(b)	683,425	14,379,262
Eagle Pharmaceuticals Inc./DE(a)(b)	264,369	11,314,993
Editas Medicine Inc.(a)(b)	1,559,844	88,349,564
Eiger BioPharmaceuticals Inc.(a)(b)	756,242	6,443,182
Emergent BioSolutions Inc.(a)(b)	1,114,891	70,226,984
Enanta Pharmaceuticals Inc.(a)(b)	438,385	19,293,324
Epizyme Inc.(a)(b)	2,043,218	16,979,142
Esperion Therapeutics Inc.(a)(b)	617,156	13,052,849
Evelo Biosciences Inc.(a)(b)	691,597	9,502,543
Fate Therapeutics Inc.(a)(b)	1,830,347	158,855,816
FibroGen Inc.(a)(b)	1,964,758	52,321,506
Finch Therapeutics Group Inc.(a)	172,212	2,423,023
Flexion Therapeutics Inc.(a)(b)	1,095,863	9,018,952
Foghorn Therapeutics Inc.(a)(b)	445,119	4,749,420
Forma Therapeutics Holdings Inc.(a)(b)	731,726	18,212,660

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Forte Biosciences Inc.(a)(b)	258,515	$8,691,274
Fortress Biotech Inc.(a)(b)	1,630,017	5,819,161
Frequency Therapeutics Inc.(a)(b)	727,979	7,250,671
G1 Therapeutics Inc.(a)(b)	892,158	19,573,947
Gemini Therapeutics Inc.(a)	498,489	3,225,224
Generation Bio Co.(a)(b)	997,112	26,822,313
Geron Corp.(a)(b)	6,861,985	9,675,399
Global Blood Therapeutics Inc.(a)(b)	1,361,971	47,696,224
Gossamer Bio Inc.(a)(b)	1,414,989	11,489,711
Greenwich Lifesciences Inc.(a)	91,855	4,127,964
Gritstone bio Inc.(a)(b)	918,887	8,389,438
GT Biopharma Inc.(a)(b)	542,668	8,411,354
Halozyme Therapeutics Inc.(a)(b)	3,212,835	145,894,837
Harpoon Therapeutics Inc.(a)(b)	425,675	5,904,112
Heron Therapeutics Inc.(a)(b)	2,105,156	32,672,021
Homology Medicines Inc.(a)(b)	954,574	6,939,753
Hookipa Pharma Inc.(a)(b)	436,831	4,001,372
Humanigen Inc.(a)(b)	1,020,649	17,738,880
iBio Inc.(a)(b)	4,906,273	7,408,472
Ideaya Biosciences Inc.(a)(b)	638,714	13,406,607
IGM Biosciences Inc.(a)(b)	183,564	15,272,525
Immunic Inc.(a)(b)	352,982	4,327,559
ImmunityBio Inc.(a)(b)	1,521,983	21,733,917
ImmunoGen Inc.(a)	4,510,497	29,724,175
Immunovant Inc.(a)(b)	892,875	9,437,689
Impel Neuropharma Inc.(a)(b)	122,497	1,084,098
Infinity Pharmaceuticals Inc.(a)(b)	1,991,957	5,955,951
Inhibrx Inc.(a)(b)	635,241	17,481,832
Inovio Pharmaceuticals Inc.(a)(b)	4,714,010	43,698,873
Inozyme Pharma Inc.(a)(b)	327,456	5,579,850
Insmed Inc.(a)(b)	2,352,190	66,943,327
Instil Bio Inc.(a)(b)	396,634	7,662,969
Intellia Therapeutics Inc.(a)(b)	1,458,967	236,221,347
Intercept Pharmaceuticals Inc.(a)(b)	637,835	12,737,565
Invitae Corp.(a)(b)	4,574,787	154,307,566
Ironwood Pharmaceuticals Inc.(a)(b)	3,306,063	42,549,031
iTeos Therapeutics Inc.(a)(b)	459,605	11,788,868
IVERIC bio Inc.(a)(b)	2,061,200	13,006,172
Jounce Therapeutics Inc.(a)(b)	750,194	5,101,319
Kadmon Holdings Inc.(a)(b)	4,114,726	15,923,990
KalVista Pharmaceuticals Inc.(a)(b)	465,146	11,144,898
Karuna Therapeutics Inc.(a)(b)	505,985	57,677,230
Karyopharm Therapeutics Inc.(a)(b)	1,674,911	17,285,082
Keros Therapeutics Inc.(a)(b)	355,113	15,081,649
Kezar Life Sciences Inc.(a)(b)	778,823	4,229,009
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	663,662	9,244,812
Kinnate Biopharma Inc.(a)(b)	319,576	7,439,729
Kodiak Sciences Inc.(a)(b)	763,903	71,042,979
Kronos Bio Inc.(a)(b)	883,407	21,157,598
Krystal Biotech Inc.(a)(b)	408,090	27,750,120
Kura Oncology Inc.(a)(b)	1,446,070	30,150,559
Kymera Therapeutics Inc.(a)(b)	657,986	31,912,321
Lexicon Pharmaceuticals Inc.(a)(b)	1,544,826	7,090,751
Ligand Pharmaceuticals Inc.(a)(b)	343,602	45,077,146
Lineage Cell Therapeutics Inc.(a)(b)	2,759,556	7,864,735
MacroGenics Inc.(a)(b)	1,342,758	36,066,480
Madrigal Pharmaceuticals Inc.(a)(b)	258,351	25,165,971
Magenta Therapeutics Inc.(a)	680,812	6,658,341
MannKind Corp.(a)(b)	5,619,042	30,623,779
MEI Pharma Inc.(a)(b)	2,620,026	7,467,074
Security	Shares	Value

Biotechnology (continued)
MeiraGTx Holdings PLC(a)(b)	677,871	$10,507,000
Mersana Therapeutics Inc.(a)(b)	1,567,138	21,281,734
MiMedx Group Inc.(a)	2,557,970	32,000,205
Mirum Pharmaceuticals Inc.(a)(b)	82,022	1,418,160
Molecular Templates Inc.(a)(b)	841,425	6,579,944
Morphic Holding Inc.(a)(b)	471,931	27,084,120
Mustang Bio Inc.(a)(b)	1,583,798	5,258,209
Myriad Genetics Inc.(a)(b)	1,748,283	53,462,494
Neoleukin Therapeutics Inc.(a)(b)	801,251	7,395,547
NexImmune Inc.(a)(b)	153,809	2,510,163
Nkarta Inc.(a)(b)	321,068	10,174,645
Nurix Therapeutics Inc.(a)(b)	713,500	18,929,155
Ocugen Inc.(a)(b)	4,202,226	33,743,875
Olema Pharmaceuticals Inc.(a)(b)	285,901	7,999,510
Oncocyte Corp.(a)(b)	1,610,143	9,242,221
Oncorus Inc.(a)(b)	464,767	6,413,785
Oncternal Therapeutics Inc.(a)	1,007,088	4,783,668
Oncternal Therapeutics Inc. New(a)(b)(c)	13,273	13,605
OPKO Health Inc.(a)(b)	8,958,902	36,283,553
Organogenesis Holdings Inc., Class A(a)(b)	867,949	14,425,312
ORIC Pharmaceuticals Inc.(a)(b)	671,529	11,879,348
Outlook Therapeutics Inc.(a)	1,992,952	4,962,450
Oyster Point Pharma Inc.(a)(b)	252,843	4,346,371
Passage Bio Inc.(a)(b)	843,973	11,174,203
PDL BioPharma Inc.(a)(c)	11,823	29,203
PMV Pharmaceuticals Inc.(a)(b)	596,917	20,390,685
Portage Biotech Inc.(a)(b)	82,022	1,719,181
Poseida Therapeutics Inc.(a)(b)	654,495	6,558,040
Praxis Precision Medicines Inc.(a)(b)	555,003	10,145,455
Precigen Inc.(a)(b)	2,158,403	14,072,788
Precision BioSciences Inc.(a)(b)	1,118,349	14,001,729
Prelude Therapeutics Inc.(a)(b)	246,270	7,050,710
Prometheus Biosciences Inc.(a)	257,195	6,316,709
Protagonist Therapeutics Inc.(a)(b)	943,597	42,348,633
Prothena Corp. PLC(a)(b)	778,952	40,045,922
PTC Therapeutics Inc.(a)(b)	1,580,606	66,812,216
Puma Biotechnology Inc.(a)(b)	759,776	6,974,744
Radius Health Inc.(a)(b)	1,073,992	19,589,614
RAPT Therapeutics Inc.(a)(b)	408,923	12,999,662
Recursion Pharmaceuticals Inc., Class A(a)(b)	481,610	17,578,765
REGENXBIO Inc.(a)(b)	898,245	34,896,818
Relay Therapeutics Inc.(a)(b)	1,334,802	48,840,405
Reneo Pharmaceuticals Inc.(a)(b)	143,514	1,338,986
Replimune Group Inc.(a)	609,808	23,428,823
Revolution Medicines, Inc.(a)(b)	1,352,317	42,922,542
Rhythm Pharmaceuticals Inc.(a)(b)	1,002,482	19,628,598
Rigel Pharmaceuticals Inc.(a)(b)	3,888,123	16,874,454
Rocket Pharmaceuticals Inc.(a)(b)	905,053	40,084,797
Rubius Therapeutics Inc.(a)(b)	1,027,392	25,078,639
Sana Biotechnology Inc.(a)(b)	610,986	12,011,985
Sangamo Therapeutics Inc.(a)(b)	2,676,776	32,041,009
Scholar Rock Holding Corp.(a)(b)	629,524	18,193,244
Selecta Biosciences Inc.(a)(b)	2,032,668	8,496,552
Sensei Biotherapeutics Inc.(a)(b)	173,230	1,690,725
Seres Therapeutics Inc.(a)(b)	1,587,795	37,868,911
Sesen Bio Inc.(a)	3,900,837	18,021,867
Shattuck Labs Inc.(a)(b)	605,362	17,549,444
Sigilon Therapeutics Inc.(a)(b)	167,883	1,801,385
Silverback Therapeutics Inc.(a)(b)	299,536	9,252,667
Solid Biosciences Inc.(a)(b)	1,356,879	4,966,177

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Sorrento Therapeutics Inc.(a)(b)	6,219,752	$60,269,397
Spectrum Pharmaceuticals Inc.(a)(b)	3,520,535	13,202,006
Spero Therapeutics Inc.(a)(b)	550,698	7,687,744
SpringWorks Therapeutics Inc.(a)(b)	665,453	54,839,982
Spruce Biosciences Inc.(a)(b)	197,623	2,215,354
SQZ Biotechnologies Co.(a)(b)	518,067	7,486,068
Stoke Therapeutics Inc.(a)	434,380	14,621,231
Summit Therapeutics Inc.(a)(b)	511,495	3,815,753
Surface Oncology Inc.(a)	757,183	5,648,585
Sutro Biopharma Inc.(a)(b)	986,742	18,343,534
Syndax Pharmaceuticals Inc.(a)(b)	1,023,262	17,569,409
Syros Pharmaceuticals Inc.(a)(b)	1,310,081	7,139,941
Talaris Therapeutics Inc.(a)(b)	202,669	2,977,208
Taysha Gene Therapies Inc.(a)(b)	506,587	10,739,644
TCR2 Therapeutics Inc.(a)	694,119	11,390,493
TG Therapeutics Inc.(a)(b)	2,925,408	113,476,576
Tonix Pharmaceuticals Holding Corp.(a)	7,434,231	8,251,996
Translate Bio Inc.(a)(b)	1,529,068	42,110,533
Travere Therapeutics Inc.(a)	1,326,607	19,355,196
Trevena Inc.(a)	3,721,512	6,289,355
Trillium Therapeutics Inc.(a)	2,227,265	21,604,470
Turning Point Therapeutics Inc.(a)(b)	1,048,579	81,810,134
Twist Bioscience Corp.(a)(b)	1,078,099	143,656,692
UroGen Pharma Ltd.(a)(b)	472,932	7,221,672
Vanda Pharmaceuticals Inc.(a)	1,271,309	27,345,857
Vaxart Inc.(a)(b)	2,725,490	20,413,920
Vaxcyte Inc.(a)(b)	904,539	20,361,173
VBI Vaccines Inc.(a)(b)	4,277,497	14,329,615
Veracyte Inc.(a)(b)	1,537,927	61,486,321
Verastem Inc.(a)(b)	3,922,678	15,965,299
Vericel Corp.(a)(b)	1,061,587	55,733,317
Viking Therapeutics Inc.(a)(b)	1,594,418	9,550,564
Vincerx Pharma Inc.(a)(b)	107,040	1,390,450
Vir Biotechnology Inc.(a)(b)	1,371,253	64,832,842
Viracta Therapeutics Inc.(a)	824,996	9,355,455
VistaGen Therapeutics Inc.(a)	4,353,630	13,713,934
Vor BioPharma Inc.(a)(b)	258,971	4,829,809
Werewolf Therapeutics Inc.(a)	172,212	3,003,377
XBiotech Inc.(a)(b)	349,268	5,783,878
Xencor Inc.(a)(b)	1,286,614	44,375,317
XOMA Corp.(a)(b)	137,642	4,679,828
Y-mAbs Therapeutics Inc.(a)(b)	795,280	26,880,464
Zentalis Pharmaceuticals Inc.(a)(b)	757,568	40,302,618
ZIOPHARM Oncology Inc.(a)(b)	4,770,189	12,593,299
		7,041,549,015
Building Products — 1.1%
AAON Inc.(b)	954,482	59,741,029
American Woodmark Corp.(a)	386,565	31,578,495
Apogee Enterprises Inc.	575,877	23,455,470
Builders FirstSource Inc.(a)	2	85
Caesarstone Ltd.	529,936	7,821,855
Cornerstone Building Brands Inc.(a)(b)	1,246,088	22,653,880
CSW Industrials Inc.	311,420	36,890,813
Gibraltar Industries Inc.(a)	746,725	56,982,585
Griffon Corp.	1,056,662	27,082,247
Insteel Industries Inc.	440,194	14,152,237
JELD-WEN Holding Inc.(a)(b)	1,911,836	50,204,813
Masonite International Corp.(a)	558,616	62,447,683
PGT Innovations Inc.(a)	1,334,547	31,001,527
Quanex Building Products Corp.	780,661	19,391,619
Security	Shares	Value

Building Products (continued)
Resideo Technologies Inc.(a)	3,299,902	$98,997,060
Simpson Manufacturing Co. Inc.	991,909	109,546,430
UFP Industries Inc.	1,371,165	101,932,406
View Inc.(a)(b)	1,928,496	16,353,646
		770,233,880
Capital Markets — 1.5%
Artisan Partners Asset Management Inc.,
Class A	1,362,210	69,227,512
Assetmark Financial Holdings Inc.(a)	412,127	10,327,903
Associated Capital Group Inc., Class A	38,376	1,491,291
B. Riley Financial Inc.	458,020	34,580,510
BGC Partners Inc., Class A	7,619,171	43,200,700
Blucora Inc.(a)(b)	1,111,977	19,248,322
BrightSphere Investment Group Inc.(b)	1,327,214	31,096,624
Cohen & Steers Inc.	565,997	46,462,694
Cowen Inc., Class A	596,365	24,480,783
Diamond Hill Investment Group Inc.	69,868	11,689,615
Donnelley Financial Solutions Inc.(a)	671,461	22,158,213
Federated Hermes Inc.	2,190,749	74,288,299
Focus Financial Partners Inc., Class A(a)(b)	1,183,972	57,422,642
GAMCO Investors Inc., Class A	132,513	3,326,076
GCM Grosvenor Inc., Class A	750,434	7,819,522
Greenhill & Co. Inc.	350,279	5,450,341
Hamilton Lane Inc., Class A	783,935	71,432,157
Houlihan Lokey Inc.	1,204,537	98,519,081
Moelis & Co., Class A	1,417,434	80,637,820
Open Lending Corp., Class A(a)(b)	2,376,422	102,400,024
Oppenheimer Holdings Inc., Class A, NVS	222,810	11,327,661
Piper Sandler Cos	408,799	52,963,999
PJT Partners Inc., Class A(b)	555,667	39,663,511
Pzena Investment Management Inc., Class A	423,238	4,659,850
Sculptor Capital Management Inc.	495,943	12,195,238
StepStone Group Inc., Class A	855,505	29,429,372
StoneX Group Inc.(a)(b)	391,393	23,745,813
Value Line Inc.	25,735	797,785
Virtus Investment Partners Inc.	167,503	46,527,308
WisdomTree Investments Inc.	3,177,267	19,699,056
		1,056,269,722
Chemicals — 1.9%
AdvanSix Inc.(a)	643,063	19,201,861
American Vanguard Corp.(b)	695,619	12,180,289
Amyris Inc.(a)(b)	3,814,258	62,439,403
Avient Corp.	2,074,461	101,980,503
Balchem Corp.	734,361	96,392,225
Cabot Corp.	1,284,104	73,104,041
Chase Corp.	175,084	17,965,369
Danimer Scientific Inc.(a)	1,566,070	39,230,053
Ferro Corp.(a)(b)	1,869,900	40,333,743
FutureFuel Corp.	655,203	6,289,949
GCP Applied Technologies Inc.(a)	1,119,794	26,046,408
Hawkins Inc.	453,150	14,840,663
HB Fuller Co.	1,186,844	75,495,147
Ingevity Corp.(a)	916,112	74,534,872
Innospec Inc.	558,311	50,588,560
Intrepid Potash Inc.(a)(b)	229,613	7,315,470
Koppers Holdings Inc.(a)(b)	481,371	15,572,352
Kraton Corp.(a)	736,509	23,781,876
Kronos Worldwide Inc.	551,060	7,891,179
Livent Corp.(a)(b)	3,348,903	64,834,762
Marrone Bio Innovations Inc.(a)(b)	2,279,933	3,784,689

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Minerals Technologies Inc.(b)	765,147	$60,194,114
Orion Engineered Carbons SA(a)	1,379,209	26,191,179
PQ Group Holdings Inc.	1,168,607	17,949,804
PureCycle Technologies Inc.(a)(b)	750,750	17,755,238
Quaker Chemical Corp.(b)	307,071	72,834,170
Rayonier Advanced Materials Inc.(a)	1,457,559	9,751,070
Sensient Technologies Corp.	966,563	83,665,693
Stepan Co.	490,594	59,003,740
Tredegar Corp.	621,062	8,552,024
Trinseo SA	888,381	53,160,719
Tronox Holdings PLC, Class A	2,608,591	58,432,438
Valhi Inc.	54,850	1,334,501
Zymergen Inc.(a)	426,507	17,064,545
		1,319,692,649
Commercial Services & Supplies — 1.8%
ABM Industries Inc.	1,543,638	68,460,345
ACCO Brands Corp.	2,185,544	18,861,245
Brady Corp., Class A, NVS	1,079,179	60,477,191
BrightView Holdings Inc.(a)(b)	969,046	15,621,021
Brink’s Co. (The)(b)	1,110,132	85,302,543
Casella Waste Systems Inc., Class A(a)	1,119,817	71,029,992
CECO Environmental Corp.(a)(b)	792,113	5,671,529
Cimpress PLC(a)(b)	399,471	43,306,651
CompX International Inc.	40,585	842,950
CoreCivic Inc.(a)	2,760,817	28,905,754
Covanta Holding Corp.	2,745,445	48,347,286
Deluxe Corp.	963,818	46,041,586
Ennis Inc.	583,834	12,564,108
Harsco Corp.(a)(b)	1,782,323	36,395,036
Healthcare Services Group Inc.	1,719,107	54,272,208
Heritage-Crystal Clean Inc.(a)(b)	362,777	10,767,221
Herman Miller Inc.	1,353,255	63,792,441
HNI Corp.	1,002,813	44,093,688
Interface Inc.(b)	1,322,972	20,241,472
KAR Auction Services Inc.(a)	2,839,572	49,834,489
Kimball International Inc., Class B.	846,596	11,132,737
Knoll Inc.	1,087,845	28,273,092
Matthews International Corp., Class A.	708,334	25,471,691
Montrose Environmental Group Inc.(a)(b)	509,699	27,350,448
NL Industries Inc.	205,006	1,332,539
Pitney Bowes Inc.	3,824,565	33,541,435
RR Donnelley & Sons Co.(a)	1,613,425	10,132,309
SP Plus Corp.(a)	546,858	16,728,386
Steelcase Inc., Class A	2,046,289	30,919,427
Team Inc.(a)(b)	599,761	4,018,399
Tetra Tech Inc.	1,233,023	150,478,127
U.S. Ecology Inc.(a)	716,870	26,896,962
UniFirst Corp./MA	344,681	80,875,950
Viad Corp.(a)	462,107	23,036,034
VSE Corp.	240,877	11,925,820
		1,266,942,112
Communications Equipment — 0.7%
ADTRAN Inc.	1,105,411	22,826,737
Aviat Networks Inc.(a)	150,508	4,932,147
CalAmp Corp.(a)	809,155	10,292,452
Calix Inc.(a)(b)	1,250,591	59,403,073
Cambium Networks Corp.(a)(b)	203,987	9,862,771
Casa Systems Inc.(a)(b)	757,535	6,719,335
Clearfield Inc.(a)(b)	269,859	10,106,220
Comtech Telecommunications Corp.	599,819	14,491,627
Security	Shares	Value

Communications Equipment (continued)
Digi International Inc.(a)(b)	768,477	$15,454,072
DZS Inc.(a)	383,904	7,966,008
EchoStar Corp., Class A(a)(b)	940,944	22,855,530
EMCORE Corp.(a)(b)	831,406	7,665,563
Extreme Networks Inc.(a)	2,850,529	31,811,904
Harmonic Inc.(a)(b)	2,032,413	17,316,159
Infinera Corp.(a)(b)	4,066,815	41,481,513
Inseego Corp.(a)(b)	1,898,952	19,160,426
KVH Industries Inc.(a)	376,060	4,625,538
NETGEAR Inc.(a)(b)	686,404	26,303,001
NetScout Systems Inc.(a)(b)	1,597,339	45,588,055
Plantronics Inc.(a)	779,408	32,524,696
Ribbon Communications Inc.(a)	1,644,766	12,516,669
Viavi Solutions Inc.(a)(b)	5,203,181	91,888,176
		515,791,672
Construction & Engineering — 1.3%
Ameresco Inc., Class A(a)(b)	705,380	44,241,433
API Group Corp.(a)(b)(d)	4,112,655	85,913,363
Arcosa Inc.(b)	1,102,787	64,777,708
Argan Inc.	351,911	16,817,827
Comfort Systems USA Inc.	811,725	63,955,813
Concrete Pumping Holdings Inc.(a)(b)	620,844	5,258,549
Construction Partners Inc., Class A(a)(b)	666,744	20,935,762
Dycom Industries Inc.(a)(b)	680,400	50,710,212
EMCOR Group Inc.	1,235,364	152,184,491
Fluor Corp.(a)	3,241,216	57,369,523
Granite Construction Inc.	1,046,712	43,469,949
Great Lakes Dredge & Dock Corp.(a)(b)	1,507,270	22,021,215
HC2 Holdings Inc.(a)(b)	1,172,590	4,666,908
IES Holdings Inc.(a)(b)	197,045	10,120,231
Infrastructure and Energy Alternatives Inc.(a)	475,715	6,117,695
Matrix Service Co.(a)(b)	641,338	6,734,049
MYR Group Inc.(a)	375,802	34,167,918
Northwest Pipe Co.(a)(b)	229,515	6,483,799
NV5 Global Inc.(a)(b)	291,514	27,550,988
Primoris Services Corp.	1,217,232	35,823,138
Sterling Construction Co. Inc.(a)(b)	647,953	15,635,106
Tutor Perini Corp.(a)(b)	960,072	13,296,997
WillScot Mobile Mini Holdings Corp.(a)(b)	4,255,509	118,601,036
		906,853,710
Construction Materials — 0.2%
Forterra Inc.(a)(b)	662,390	15,572,789
Summit Materials Inc., Class A(a)(b)	2,675,942	93,256,579
U.S. Concrete Inc.(a)	376,048	27,752,342
United State Lime & Minerals Inc.	47,052	6,544,463
		143,126,173
Consumer Finance — 0.8%
Atlanticus Holdings Corp.(a)(b)	121,664	4,830,061
Curo Group Holdings Corp.	481,186	8,180,162
Encore Capital Group Inc.(a)(b)	705,319	33,425,067
Enova International Inc.(a)	827,385	28,304,841
EZCORP Inc., Class A, NVS(a)(b)	1,136,413	6,852,570
FirstCash Inc.	927,006	70,860,339
Green Dot Corp., Class A(a)(b)	1,215,139	56,929,262
LendingClub Corp.(a)(b)	2,210,903	40,083,671
LendingTree Inc.(a)(b)	265,603	56,275,964
Navient Corp.	4,057,436	78,430,238
Nelnet Inc., Class A	391,084	29,421,249
Oportun Financial Corp.(a)(b)	481,589	9,646,228

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
PRA Group Inc.(a)(b)	1,036,721	$39,882,657
PROG Holdings Inc.	1,530,777	73,676,297
Regional Management Corp.	187,759	8,738,304
World Acceptance Corp.(a)(b)	100,627	16,124,470
		561,661,380
Containers & Packaging — 0.2%
Greif Inc., Class A, NVS	589,970	35,722,683
Greif Inc., Class B	141,193	8,330,387
Myers Industries Inc.	853,161	17,916,381
O-I Glass Inc.(a)	3,597,017	58,739,288
Pactiv Evergreen Inc.(b)	979,087	14,754,841
Ranpak Holdings Corp.(a)(b)	795,465	19,910,489
UFP Technologies Inc.(a)	157,560	9,047,095
		164,421,164
Distributors — 0.1%
Core-Mark Holding Co. Inc.	1,023,414	46,063,864
Funko Inc., Class A(a)(b)	603,327	12,838,799
Greenlane Holdings Inc., Class A(a)(b)	371,311	1,659,760
		60,562,423
Diversified Consumer Services — 0.6%
2U Inc.(a)(b)	1,637,257	68,224,499
Adtalem Global Education Inc.(a)(b)	1,126,856	40,161,148
American Public Education Inc.(a)	423,386	11,998,759
Carriage Services Inc.	393,761	14,557,344
Coursera Inc.(a)	274,294	10,851,071
Graham Holdings Co., Class B	88,178	55,896,034
Houghton Mifflin Harcourt Co.(a)(b)	2,893,463	31,943,832
Laureate Education Inc., Class A(a)(b)	2,406,084	34,912,279
OneSpaWorld Holdings Ltd.(a)	1,202,880	11,655,907
Perdoceo Education Corp.(a)	1,643,016	20,159,806
Regis Corp.(a)(b)	544,381	5,095,406
StoneMor Inc.(a)	732,142	1,918,212
Strategic Education Inc.	554,934	42,208,280
Stride Inc.(a)(b)	933,399	29,990,110
Vivint Smart Home Inc.(a)(b)	2,087,819	27,559,211
WW International Inc.(a)(b)	1,198,551	43,315,633
		450,447,531
Diversified Financial Services — 0.1%
Alerus Financial Corp.	345,567	10,024,899
A-Mark Precious Metals Inc.	198,664	9,237,876
Banco Latinoamericano de Comercio
Exterior SA, Class E.	741,723	11,400,282
Cannae Holdings Inc.(a)(b)	1,988,045	67,414,606
Marlin Business Services Corp.	187,826	4,274,920
		102,352,583
Diversified Telecommunication Services — 0.7%
Anterix Inc.(a)(b)	260,503	15,627,575
ATN International Inc.	253,005	11,509,197
Bandwidth Inc., Class A(a)(b)	519,859	71,698,953
Cincinnati Bell Inc.(a)	1,170,542	18,049,758
Cogent Communications Holdings Inc.	975,764	75,026,494
Consolidated Communications
Holdings Inc.(a)(b)	1,659,363	14,585,801
Globalstar Inc.(a)(b)	13,816,639	24,593,617
IDT Corp., Class B(a)	461,538	17,058,445
Iridium Communications Inc.(a)(b)	2,723,977	108,931,840
Liberty Latin America Ltd., Class A(a)(b)	975,753	13,523,937
Liberty Latin America Ltd., Class C, NVS(a)(b)	3,520,277	49,635,906
Ooma Inc.(a)	496,340	9,360,972
Security	Shares	Value

Diversified Telecommunication Services (continued)
ORBCOMM Inc.(a)(b)	1,698,543	$19,091,623
Radius Global Infrastructure Inc., Class A(a)	1,006,623	14,596,034
		463,290,152
Electric Utilities — 0.6%
ALLETE Inc.	1,206,596	84,437,588
MGE Energy Inc.	829,113	61,719,172
Otter Tail Corp.	939,841	45,873,639
PNM Resources Inc.	1,954,563	95,324,037
Portland General Electric Co.	2,070,477	95,407,580
Spark Energy Inc., Class A	288,469	3,268,354
		386,030,370
Electrical Equipment — 1.0%
Advent Technologies Holdings Inc.(a)	388,554	3,745,661
Allied Motion Technologies Inc.	264,762	9,142,232
American Superconductor Corp.(a)(b)	611,911	10,641,132
Array Technologies Inc.(a)(b)	2,906,885	45,347,406
Atkore Inc.(a)	1,070,689	76,018,919
AZZ Inc.	566,020	29,308,516
Babcock & Wilcox Enterprises Inc.(a)(b)	1,263,238	9,954,315
Beam Global(a)(b)	200,498	7,681,078
Bloom Energy Corp., Class A(a)(b)	3,176,932	85,364,163
Encore Wire Corp.	457,940	34,707,273
EnerSys	976,586	95,441,750
Eos Energy Enterprises Inc.(a)(b)	399,756	7,179,618
FTC Solar Inc.(a)	432,876	5,761,579
FuelCell Energy Inc.(a)(b)	7,416,080	66,003,112
GrafTech International Ltd.	3,879,858	45,083,950
Powell Industries Inc.	225,290	6,972,725
Preformed Line Products Co.	71,131	5,277,920
Romeo Power Inc.(a)	951,498	7,745,194
Stem Inc.(a)(b)	1,430,966	51,529,086
Thermon Group Holdings Inc.(a)(b)	772,256	13,159,242
TPI Composites Inc.(a)(b)	813,630	39,395,965
Vicor Corp.(a)(b)	480,252	50,781,846
		706,242,682
Electronic Equipment, Instruments & Components — 2.3%
908 Devices Inc.(a)(b)	170,102	6,591,453
Advanced Energy Industries Inc.(b)	876,707	98,813,646
Aeva Technologies Inc.(a)	565,049	5,972,568
Akoustis Technologies Inc.(a)(b)	989,221	10,594,557
Arlo Technologies Inc.(a)	1,870,066	12,660,347
Badger Meter Inc.	665,744	65,322,801
Belden Inc.(b)	1,006,926	50,920,248
Benchmark Electronics Inc.	819,553	23,324,478
CTS Corp.	726,564	26,999,118
Daktronics Inc.(a)	835,847	5,508,232
ePlus Inc.(a)	302,831	26,252,419
Fabrinet(a)	842,052	80,727,525
FARO Technologies Inc.(a)(b)	413,923	32,190,792
Identiv Inc.(a)(b)	470,160	7,992,720
II-VI Inc.(a)(b)	2,386,967	173,269,935
Insight Enterprises Inc.(a)(b)	796,521	79,660,065
Iteris Inc.(a)(b)	953,748	6,342,424
Itron Inc.(a)(b)	1,031,778	103,157,164
Kimball Electronics Inc.(a)	547,830	11,909,824
Knowles Corp.(a)(b)	2,025,790	39,989,095
Luna Innovations Inc.(a)(b)	725,456	7,856,688
Methode Electronics Inc.	875,570	43,086,800
MicroVision Inc.(a)	3,615,367	60,557,397

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Napco Security Technologies Inc.(a)(b)	329,911	$11,998,863
nLight Inc.(a)(b)	968,020	35,119,766
Novanta Inc.(a)(b)	805,952	108,610,092
OSI Systems Inc.(a)(b)	387,532	39,388,752
Ouster Inc.(a)	661,734	8,265,058
PAR Technology Corp.(a)(b)	540,358	37,792,639
PC Connection Inc.	252,357	11,676,558
Plexus Corp.(a)(b)	644,454	58,909,540
Rogers Corp.(a)	426,511	85,643,409
Sanmina Corp.(a)(b)	1,463,334	57,011,493
ScanSource Inc.(a)	572,709	16,110,304
TTM Technologies Inc.(a)(b)	2,438,325	34,868,048
Velodyne Lidar Inc.(a)	1,608,885	17,118,536
Vishay Intertechnology Inc.	3,042,153	68,600,550
Vishay Precision Group Inc.(a)	289,061	9,839,636
		1,580,653,540
Energy Equipment & Services — 0.9%
Archrock Inc.	3,069,445	27,348,755
Aspen Aerogels Inc.(a)(b)	491,737	14,712,771
Bristow Group Inc.(a)(b)	155,264	3,976,311
Cactus Inc., Class A	1,242,203	45,613,694
ChampionX Corp.(a)(b)	4,622,698	118,572,204
DMC Global Inc.(a)(b)	422,854	23,768,623
Dril-Quip Inc.(a)(b)	799,142	27,034,974
Frank’s International NV(a)(b)	3,779,904	11,453,109
FTS International Inc., Class A(a)(b)	202,318	5,723,576
Helix Energy Solutions Group Inc.(a)(b)	3,341,915	19,082,335
Helmerich & Payne Inc.	2,412,991	78,735,896
Liberty Oilfield Services Inc., Class A(a)	1,994,624	28,243,876
Nabors Industries Ltd.(a)(b)	166,650	19,038,096
National Energy Services Reunited Corp.(a)(b)	677,662	9,656,684
Newpark Resources Inc.(a)(b)	2,098,217	7,259,831
NexTier Oilfield Solutions Inc.(a)(b)	3,936,400	18,737,264
Oceaneering International Inc.(a)(b)	2,266,876	35,295,259
Oil States International Inc.(a)(b)	1,402,779	11,011,815
Patterson-UTI Energy Inc.	4,249,765	42,242,664
ProPetro Holding Corp.(a)(b)	1,943,079	17,798,604
RPC Inc.(a)(b)	1,537,560	7,610,922
Select Energy Services Inc., Class A(a)(b)	1,393,038	8,413,950
Solaris Oilfield Infrastructure Inc., Class A	711,731	6,932,260
TETRA Technologies Inc.(a)(b)	2,792,880	12,121,099
Tidewater Inc.(a)	924,650	11,142,032
U.S. Silica Holdings Inc.(a)	1,671,675	19,324,563
		630,851,167
Entertainment — 1.1%
AMC Entertainment Holdings Inc., Class A(a)(b)	9,299,419	527,091,069
Chicken Soup For The Soul
Entertainment Inc.(a)	261,797	10,838,396
Cinemark Holdings Inc.(a)(b)	2,465,956	54,127,734
CuriosityStream Inc.(a)	592,171	8,077,212
Eros STX Global Corp.(a)(b)	7,229,296	11,060,823
IMAX Corp.(a)(b)	1,161,585	24,974,078
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	245,408	6,925,414
Liberty Media Corp.-Liberty Braves,
Class C, NVS(a)	831,592	23,093,310
Lions Gate Entertainment Corp., Class A(a)(b)	1,334,285	27,619,699
Lions Gate Entertainment Corp.,
Class B, NVS(a)(b)	2,622,591	47,993,415
LiveXLive Media Inc.(a)(b)	1,205,151	5,688,313
Security	Shares	Value

Entertainment (continued)
Madison Square Garden
Entertainment Corp.(a)(b)	431,561	$36,238,177
Marcus Corp. (The)(a)	532,319	11,290,486
		795,018,126
Equity Real Estate Investment Trusts (REITs) — 6.1%
Acadia Realty Trust	1,942,541	42,658,200
Agree Realty Corp.	1,535,715	108,252,550
Alexander & Baldwin Inc.	1,677,343	30,728,924
Alexander’s Inc.	50,991	13,663,038
American Assets Trust Inc.	1,162,890	43,364,168
American Finance Trust Inc.	2,579,165	21,871,319
Apartment Investment & Management Co.,
Class A	3,401,192	22,821,998
Apple Hospitality REIT Inc.	4,853,506	74,064,502
Armada Hoffler Properties Inc.	1,376,860	18,298,469
Ashford Hospitality Trust Inc.(a)	2,510,815	11,449,316
Braemar Hotels & Resorts Inc.(a)	1,015,442	6,305,895
Brandywine Realty Trust	3,875,000	53,126,250
Broadstone Net Lease Inc.	3,279,984	76,784,425
BRT Apartments Corp.	284,590	4,934,791
CareTrust REIT Inc.	2,215,233	51,459,863
CatchMark Timber Trust Inc., Class A	1,113,175	13,024,148
Centerspace	313,328	24,721,579
Chatham Lodging Trust(a)	1,112,368	14,316,176
City Office REIT Inc.	1,028,968	12,790,072
Clipper Realty Inc.	277,675	2,040,911
Columbia Property Trust Inc.	2,677,135	46,555,378
Community Healthcare Trust Inc.	531,235	25,212,413
CorePoint Lodging Inc.(a)	911,950	9,757,865
Corporate Office Properties Trust	419,016	11,728,258
CTO Realty Growth Inc.	143,862	7,699,494
DiamondRock Hospitality Co.(a)	4,724,546	45,828,096
DigitalBridge Group Inc.(a)(b)	10,994,832	86,859,173
Diversified Healthcare Trust	5,481,280	22,911,750
Easterly Government Properties Inc.	1,979,874	41,735,744
EastGroup Properties Inc.	914,147	150,331,474
Empire State Realty Trust Inc., Class A	3,300,489	39,605,868
Equity Commonwealth	2,688,409	70,436,316
Essential Properties Realty Trust Inc.	2,700,545	73,022,737
Farmland Partners Inc.	618,959	7,458,456
Four Corners Property Trust Inc.	1,753,663	48,418,635
Franklin Street Properties Corp.	2,379,137	12,514,261
GEO Group Inc. (The)(b)	2,595,671	18,481,178
Getty Realty Corp.	920,368	28,669,463
Gladstone Commercial Corp.	839,068	18,929,374
Gladstone Land Corp.(b)	587,986	14,146,943
Global Medical REIT Inc.	1,349,928	19,924,937
Global Net Lease Inc.	2,185,945	40,439,983
Healthcare Realty Trust Inc.	3,269,114	98,727,243
Hersha Hospitality Trust, Class A(a)	737,647	7,937,082
Independence Realty Trust Inc.	2,379,232	43,373,399
Indus Realty Trust Inc.	99,469	6,530,140
Industrial Logistics Properties Trust	1,502,555	39,276,788
Innovative Industrial Properties Inc.	545,498	104,201,028
iStar Inc.	1,622,092	33,625,967
Kite Realty Group Trust	1,938,225	42,660,332
Lexington Realty Trust	6,350,799	75,892,048
LTC Properties Inc.	914,423	35,104,699
Macerich Co. (The)	4,530,878	82,688,523
Mack-Cali Realty Corp.	2,048,510	35,131,947

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Monmouth Real Estate Investment Corp.	2,168,171	$40,588,161
National Health Investors Inc.	1,016,777	68,174,898
National Storage Affiliates Trust.	1,623,465	82,082,390
NETSTREIT Corp.	915,637	21,114,589
New Senior Investment Group Inc.	1,919,645	16,854,483
NexPoint Residential Trust Inc.	516,836	28,415,643
Office Properties Income Trust.	1,106,857	32,441,979
One Liberty Properties Inc.	389,555	11,059,466
Outfront Media Inc.(a)	3,344,944	80,379,004
Paramount Group Inc.	4,339,808	43,701,867
Pebblebrook Hotel Trust(b)	2,987,460	70,354,683
Physicians Realty Trust	4,979,632	91,973,803
Piedmont Office Realty Trust Inc., Class A	2,882,759	53,244,559
Plymouth Industrial REIT Inc.	666,368	13,340,687
Postal Realty Trust Inc., Class A	274,271	5,002,703
PotlatchDeltic Corp.	1,518,183	80,691,426
Preferred Apartment Communities Inc., Class A	1,197,948	11,679,993
PS Business Parks Inc.	457,246	67,708,988
QTS Realty Trust Inc., Class A	1,582,503	122,327,482
Retail Opportunity Investments Corp.	2,675,998	47,258,125
Retail Properties of America Inc., Class A	4,938,057	56,540,753
Retail Value Inc.	406,231	8,835,524
RLJ Lodging Trust	3,757,148	57,221,364
RPT Realty	1,859,397	24,134,973
Ryman Hospitality Properties Inc.(a)(b)	1,232,012	97,279,668
Sabra Health Care REIT Inc.	5,004,650	91,084,630
Safehold Inc.(b)	411,355	32,291,368
Saul Centers Inc.	286,186	13,007,154
Seritage Growth Properties, Class A(a)	836,453	15,390,735
Service Properties Trust	3,761,514	47,395,076
SITE Centers Corp.	3,996,762	60,191,236
STAG Industrial Inc.	3,702,192	138,573,047
Summit Hotel Properties Inc.(a)	2,398,397	22,377,044
Sunstone Hotel Investors Inc.(a)	4,963,999	61,652,868
Tanger Factory Outlet Centers Inc.	2,289,084	43,149,233
Terreno Realty Corp.	1,584,730	102,246,780
UMH Properties Inc.	941,623	20,546,214
Uniti Group Inc.	4,490,372	47,553,039
Universal Health Realty Income Trust	295,463	18,185,748
Urban Edge Properties	2,662,623	50,856,099
Urstadt Biddle Properties Inc., Class A	700,642	13,578,442
Washington REIT	1,994,785	45,880,055
Whitestone REIT	961,499	7,932,367
Xenia Hotels & Resorts Inc.(a)	2,631,622	49,290,280
		4,206,082,212
Food & Staples Retailing — 0.9%
Andersons Inc. (The)	732,430	22,361,088
BJ’s Wholesale Club Holdings Inc.(a)(b)	3,131,238	148,984,304
Chefs’ Warehouse Inc. (The)(a)(b)	723,878	23,041,037
HF Foods Group Inc.(a)(b)	871,505	4,610,261
Ingles Markets Inc., Class A	319,588	18,622,393
MedAvail Holdings Inc.(a)(b)	266,704	3,267,124
Natural Grocers by Vitamin Cottage Inc.	226,230	2,429,710
Performance Food Group Co.(a)(b)	3,013,976	146,147,696
PriceSmart Inc.	535,514	48,737,129
Rite Aid Corp.(a)(b)	1,254,131	20,442,335
SpartanNash Co.	842,674	16,272,035
Sprouts Farmers Market Inc.(a)(b)	2,709,025	67,319,271
United Natural Foods Inc.(a)(b)	1,275,060	47,151,719
Village Super Market Inc., Class A	216,370	5,086,859
Security	Shares	Value

Food & Staples Retailing (continued)
Weis Markets Inc.	379,283	$19,593,760
		594,066,721
Food Products — 1.0%
AppHarvest Inc.(a)	1,091,192	17,459,072
B&G Foods Inc.(b)	1,468,726	48,174,213
Calavo Growers Inc.	393,689	24,967,756
Cal-Maine Foods Inc.(b)	812,102	29,406,213
Fresh Del Monte Produce Inc.	764,999	25,153,167
Hostess Brands Inc.(a)(b)	2,981,965	48,278,013
J&J Snack Foods Corp.	337,854	58,925,116
John B Sanfilippo & Son Inc.	210,722	18,663,648
Laird Superfood Inc.(a)(b)	141,058	4,213,402
Lancaster Colony Corp.	435,097	84,195,621
Landec Corp.(a)	629,881	7,086,161
Limoneira Co.	357,010	6,265,526
Mission Produce Inc.(a)	843,904	17,477,252
Sanderson Farms Inc.	464,878	87,383,118
Seneca Foods Corp., Class A(a)	147,237	7,520,866
Simply Good Foods Co. (The)(a)(b)	1,940,107	70,833,307
Tattooed Chef Inc.(a)(b)	1,064,204	22,827,176
Tootsie Roll Industries Inc.	355,242	12,046,256
TreeHouse Foods Inc.(a)	1,184,082	52,715,331
Utz Brands Inc.	1,343,308	29,270,681
Vital Farms Inc.(a)(b)	564,270	11,262,829
Whole Earth Brands Inc.(a)(b)	850,476	12,331,902
		696,456,626
Gas Utilities — 0.8%
Brookfield Infrastructure Corp., Class A	836,674	63,085,220
Chesapeake Utilities Corp.	392,282	47,203,293
New Jersey Resources Corp.	2,209,646	87,435,692
Northwest Natural Holding Co.	698,582	36,689,527
ONE Gas Inc.	1,204,362	89,267,311
South Jersey Industries Inc.	2,361,993	61,246,479
Southwest Gas Holdings Inc.	1,328,954	87,963,465
Spire Inc.	1,164,249	84,140,275
		557,031,262
Health Care Equipment & Supplies — 3.7%
Accelerate Diagnostics Inc.(a)(b)	750,726	6,050,852
Accuray Inc.(a)(b)	2,221,943	10,043,182
Acutus Medical Inc.(a)(b)	353,495	6,002,345
Alphatec Holdings Inc.(a)(b)	1,567,758	24,018,053
AngioDynamics Inc.(a)(b)	845,776	22,945,903
Apyx Medical Corp.(a)(b)	709,742	7,317,440
Asensus Surgical Inc.(a)(b)	5,330,871	16,898,861
Aspira Women’s Health Inc.(a)(b)	1,654,410	9,297,784
AtriCure Inc.(a)(b)	1,022,055	81,079,623
Atrion Corp.	32,970	20,472,062
Avanos Medical Inc.(a)(b)	1,095,497	39,843,226
Axogen Inc.(a)(b)	867,996	18,757,394
Axonics Inc.(a)(b)	949,486	60,206,907
BioLife Solutions Inc.(a)(b)	556,947	24,789,711
Bioventus Inc., Class A(a)(b)	189,266	3,331,082
Butterfly Network Inc.(a)(b)	739,570	10,708,974
Cardiovascular Systems Inc.(a)(b)	894,579	38,153,794
Cerus Corp.(a)(b)	3,926,377	23,204,888
ClearPoint Neuro Inc.(a)(b)	428,200	8,174,338
CONMED Corp.	662,777	91,085,443
CryoLife Inc.(a)(b)	865,309	24,574,776
CryoPort Inc.(a)(b)	926,510	58,462,781

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Cutera Inc.(a)	413,068	$20,252,724
CytoSorbents Corp.(a)(b)	971,924	7,338,026
DarioHealth Corp.(a)	306,767	6,552,543
Eargo Inc.(a)(b)	439,287	17,531,944
Glaukos Corp.(a)(b)	1,025,228	86,970,091
Haemonetics Corp.(a)(b)	1,150,764	76,686,913
Heska Corp.(a)(b)	218,401	50,173,262
Inari Medical Inc.(a)(b)	774,996	72,291,627
Inogen Inc.(a)	445,086	29,006,255
Integer Holdings Corp.(a)(b)	748,266	70,486,657
Intersect ENT Inc.(a)	777,670	13,290,380
Invacare Corp.(a)	836,989	6,754,501
iRadimed Corp.(a)	144,323	4,244,539
iRhythm Technologies Inc.(a)(b)	671,506	44,554,423
Lantheus Holdings Inc.(a)(b)	1,535,338	42,436,742
LeMaitre Vascular Inc.	409,507	24,988,117
LivaNova PLC(a)(b)	1,121,496	94,329,029
Meridian Bioscience Inc.(a)(b)	997,085	22,115,345
Merit Medical Systems Inc.(a)(b)	1,169,259	75,604,287
Mesa Laboratories Inc.(b)	112,041	30,382,158
Misonix Inc.(a)(b)	298,385	6,618,179
Natus Medical Inc.(a)	767,668	19,944,015
Neogen Corp.(a)	2,451,082	112,847,815
Neuronetics Inc.(a)	568,433	9,106,297
NeuroPace Inc.(a)(b)	158,485	3,770,358
Nevro Corp.(a)(b)	789,615	130,910,271
NuVasive Inc.(a)(b)	1,179,536	79,948,950
OraSure Technologies Inc.(a)(b)	1,639,814	16,627,714
Ortho Clinical Diagnostics Holdings PLC(a)(b)	2,014,852	43,137,981
Orthofix Medical Inc.(a)	441,953	17,726,735
OrthoPediatrics Corp.(a)(b)	315,064	19,905,744
Outset Medical Inc.(a)(b)	1,042,306	52,094,454
PAVmed Inc.(a)(b)	1,635,895	10,469,728
Pulmonx Corp.(a)(b)	577,939	25,498,669
Pulse Biosciences Inc.(a)(b)	330,667	5,422,939
Quotient Ltd.(a)(b)	1,785,727	6,500,046
Retractable Technologies Inc.(a)(b)	394,525	4,560,709
SeaSpine Holdings Corp.(a)	722,563	14,819,767
Senseonics Holdings Inc.(a)(b)	9,471,146	36,369,201
Shockwave Medical Inc.(a)(b)	770,486	146,184,309
SI-BONE Inc.(a)(b)	731,124	23,008,472
Sientra Inc.(a)(b)	1,307,561	10,408,186
Silk Road Medical Inc.(a)(b)	771,927	36,944,426
Soliton Inc.(a)(b)	210,930	4,743,816
STAAR Surgical Co.(a)(b)	1,073,695	163,738,488
Stereotaxis Inc.(a)(b)	1,129,400	10,887,416
Surmodics Inc.(a)(b)	307,785	16,697,336
Tactile Systems Technology Inc.(a)(b)	436,322	22,688,744
Talis Biomedical Corp.(a)(b)	328,774	3,626,377
TransMedics Group Inc.(a)(b)	591,839	19,637,218
Treace Medical Concepts Inc.(a)(b)	248,884	7,780,114
Utah Medical Products Inc.	82,331	7,001,428
Vapotherm Inc.(a)(b)	517,813	12,241,099
Varex Imaging Corp.(a)(b)	872,460	23,399,377
ViewRay Inc.(a)(b)	3,100,410	20,462,706
Zynex Inc.(a)(b)	442,872	6,877,802
		2,554,015,868
Health Care Providers & Services — 3.2%
1Life Healthcare Inc.(a)(b)	2,658,332	87,884,456
Accolade Inc.(a)(b)	1,148,664	62,383,942
Security	Shares	Value

Health Care Providers & Services (continued)
AdaptHealth Corp.(a)(b)	1,798,848	$49,306,424
Addus HomeCare Corp.(a)	356,686	31,117,287
Agiliti Inc.(a)(b)	514,409	11,250,125
Alignment Healthcare Inc.(a)	599,437	14,008,843
AMN Healthcare Services Inc.(a)	1,076,356	104,385,005
Apollo Medical Holdings Inc.(a)(b)	827,932	52,002,409
Apria Inc.(a)	172,212	4,821,936
Aveanna Healthcare Holdings Inc.(a)(b)	878,200	10,863,334
Biodesix Inc.(a)(b)	279,502	3,692,221
Brookdale Senior Living Inc.(a)(b)	4,214,864	33,297,426
Castle Biosciences Inc.(a)(b)	485,878	35,629,434
Community Health Systems Inc.(a)	2,834,926	43,771,257
CorVel Corp.(a)	200,773	26,963,814
Covetrus Inc.(a)	2,358,683	63,684,441
Cross Country Healthcare Inc.(a)	839,616	13,862,060
Ensign Group Inc. (The)	1,199,424	103,954,078
Exagen Inc.(a)(b)	246,548	3,695,754
Fulgent Genetics Inc.(a)(b)	463,081	42,709,961
Hanger Inc.(a)	872,354	22,053,109
HealthEquity Inc.(a)(b)	1,867,485	150,295,193
InfuSystem Holdings Inc.(a)(b)	407,882	8,479,867
Innovage Holding Corp.(a)(b)	417,137	8,889,189
Joint Corp. (The)(a)(b)	313,067	26,272,583
LHC Group Inc.(a)(b)	696,934	139,568,003
Magellan Health Inc.(a)(b)	542,208	51,075,993
MEDNAX Inc.(a)(b)	1,736,612	52,358,852
ModivCare Inc.(a)(b)	283,369	48,192,566
National HealthCare Corp.	286,155	20,002,234
National Research Corp.	321,656	14,764,010
Ontrak Inc.(a)(b)	199,650	6,484,632
Option Care Health Inc.(a)(b)	2,521,393	55,142,865
Owens & Minor Inc.	1,659,039	70,227,121
Patterson Companies Inc.	1,969,548	59,854,564
Pennant Group Inc. (The)(a)	583,309	23,857,338
PetIQ Inc.(a)(b)	600,825	23,191,845
Privia Health Group Inc.(a)(b)	447,338	19,848,387
Progyny Inc.(a)(b)	1,435,705	84,706,595
R1 RCM Inc.(a)(b)	2,995,410	66,617,918
RadNet Inc.(a)(b)	1,019,575	34,349,482
Select Medical Holdings Corp.	2,520,040	106,496,890
Sharps Compliance Corp.(a)(b)	325,274	3,350,322
SOC Telemed Inc.(a)	931,638	5,301,020
Surgery Partners Inc.(a)(b)	723,582	48,205,033
Tenet Healthcare Corp.(a)(b)	2,424,789	162,436,615
Tivity Health Inc.(a)(b)	1,001,603	26,352,175
Triple-S Management Corp.(a)	517,651	11,528,088
U.S. Physical Therapy Inc.(b)	290,889	33,705,308
Viemed Healthcare Inc.(a)(b)	827,012	5,913,136
		2,188,805,140
Health Care Technology — 1.3%
Allscripts Healthcare Solutions Inc.(a)(b)	3,192,090	59,085,586
American Well Corp., Class A(a)(b)	4,442,490	55,886,524
Castlight Health Inc., Class B(a)(b)	2,719,587	7,152,514
Computer Programs & Systems Inc.(b)	320,837	10,661,414
Evolent Health Inc., Class A(a)(b)	1,782,844	37,653,665
Forian Inc.(a)	413,016	5,191,611
Health Catalyst Inc.(a)(b)	1,019,614	56,598,773
HealthStream Inc.(a)	575,530	16,080,308
Icad Inc.(a)(b)	498,207	8,623,963
Inovalon Holdings Inc., Class A(a)(b)	1,724,516	58,771,505

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
Inspire Medical Systems Inc.(a)	613,769	$118,616,997
Multiplan Corp.(a)(b)	9,107,433	86,702,762
NantHealth Inc.(a)(b)	645,448	1,497,439
NextGen Healthcare Inc.(a)	1,302,785	21,613,203
Omnicell Inc.(a)(b)	982,995	148,874,593
OptimizeRx Corp.(a)(b)	383,620	23,746,078
Phreesia Inc.(a)(b)	872,208	53,466,351
Schrodinger Inc.(a)(b)	1,034,766	78,238,657
Simulations Plus Inc.(b)	348,079	19,113,018
Tabula Rasa HealthCare Inc.(a)(b)	511,389	25,569,450
Vocera Communications Inc.(a)(b)	777,627	30,988,436
		924,132,847
Hotels, Restaurants & Leisure — 2.4%
Accel Entertainment Inc.(a)(b)	1,281,799	15,214,954
Bally’s Corp.(a)	743,159	40,212,334
Biglari Holdings Inc., Class B, NVS(a)(b)	18,445	2,941,424
BJ’s Restaurants Inc.(a)(b)	519,579	25,532,112
Bloomin’ Brands Inc.(a)	2,018,953	54,794,384
Bluegreen Vacations Holding Corp., Class A(a)	326,583	5,878,494
Brinker International Inc.(a)	1,036,643	64,116,370
Carrols Restaurant Group Inc.(a)	760,725	4,571,957
Century Casinos Inc.(a)(b)	655,704	8,806,105
Cheesecake Factory Inc. (The)(a)(b)	990,668	53,674,392
Chuy’s Holdings Inc.(a)(b)	457,178	17,034,452
Cracker Barrel Old Country Store Inc.	541,834	80,440,676
Dave & Buster’s Entertainment Inc.(a)	984,456	39,968,914
Del Taco Restaurants Inc.	679,540	6,802,195
Denny’s Corp.(a)(b)	1,425,960	23,514,080
Dine Brands Global Inc.(a)	370,965	33,108,626
Drive Shack Inc.(a)(b)	1,879,987	6,222,757
El Pollo Loco Holdings Inc.(a)(b)	441,427	8,073,700
ESC Diamond Resorts Inc.(a)(c)	637,237	6
Esports Technologies Inc.(a)(b)	55,127	1,160,975
Everi Holdings Inc.(a)(b)	1,902,983	47,460,396
Fiesta Restaurant Group Inc.(a)(b)	442,353	5,940,801
Full House Resorts Inc.(a)	749,736	7,452,376
GAN Ltd.(a)(b)	913,249	15,013,814
Golden Entertainment Inc.(a)(b)	393,797	17,642,106
Golden Nugget Online Gaming Inc.(a)	726,333	9,268,009
Hall of Fame Resort & Entertainment Co.(a)(b)	1,251,273	4,917,503
Hilton Grand Vacations Inc.(a)(b)	1,951,270	80,763,065
International Game Technology PLC(a)	2,277,813	54,576,399
Jack in the Box Inc.	523,144	58,299,167
Kura Sushi USA Inc., Class A(a)(b)	80,310	3,052,583
Lindblad Expeditions Holdings Inc.(a)(b)	698,309	11,179,927
Monarch Casino & Resort Inc.(a)(b)	297,947	19,715,153
Nathan’s Famous Inc.	71,189	5,077,199
NEOGAMES SA(a)(b)	131,518	8,084,411
Noodles & Co.(a)(b)	925,529	11,550,602
ONE Group Hospitality Inc. (The)(a)	444,680	4,900,374
Papa John’s International Inc.	754,878	78,839,458
PlayAGS Inc.(a)(b)	624,430	6,181,857
RCI Hospitality Holdings Inc.(b)	198,134	13,116,471
Red Robin Gourmet Burgers Inc.(a)(b)	365,118	12,089,057
Red Rock Resorts Inc., Class A(a)	1,403,209	59,636,383
Rush Street Interactive Inc.(a)	1,190,915	14,600,618
Ruth’s Hospitality Group Inc.(a)	768,820	17,705,925
Scientific Games Corp./DE, Class A(a)(b)	2,195,661	170,031,988
SeaWorld Entertainment Inc.(a)(b)	1,176,349	58,746,869
Shake Shack Inc., Class A(a)(b)	854,174	91,413,701
Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Target Hospitality Corp.(a)(b)	567,477	$2,105,340
Texas Roadhouse Inc.	1,598,904	153,814,565
Wingstop Inc.(b)	679,490	107,108,009
		1,642,353,033
Household Durables — 1.9%
Aterian Inc.(a)(b)	450,281	6,587,611
Bassett Furniture Industries Inc.	211,878	5,159,229
Beazer Homes USA Inc.(a)(b)	670,903	12,941,719
Casper Sleep Inc.(a)(b)	660,813	5,445,099
Cavco Industries Inc.(a)(b)	210,190	46,702,116
Century Communities Inc.	683,333	45,468,978
Ethan Allen Interiors Inc.	524,443	14,474,627
Flexsteel Industries Inc.	151,626	6,124,174
GoPro Inc., Class A(a)(b)	2,846,923	33,166,653
Green Brick Partners Inc.(a)(b)	723,036	16,441,839
Hamilton Beach Brands Holding Co., Class A	168,970	3,762,962
Helen of Troy Ltd.(a)(b)	557,407	127,155,685
Hooker Furniture Corp.	283,328	9,814,482
Hovnanian Enterprises Inc., Class A(a)(b)	116,480	12,380,659
Installed Building Products Inc.	544,548	66,630,893
iRobot Corp.(a)(b)	637,291	59,516,606
KB Home	2,041,553	83,132,038
Landsea Homes Corp.(a)(b)	136,548	1,142,907
La-Z-Boy Inc.	1,054,819	39,070,496
Legacy Housing Corp.(a)(b)	185,428	3,135,587
LGI Homes Inc.(a)(b)	504,899	81,763,344
Lifetime Brands Inc.	292,382	4,376,959
Lovesac Co. (The)(a)(b)	290,681	23,193,437
M/I Homes Inc.(a)(b)	661,068	38,784,860
MDC Holdings Inc.	1,301,474	65,854,584
Meritage Homes Corp.(a)	853,205	80,269,526
Purple Innovation Inc., Class A(a)(b)	1,142,892	30,183,778
Skyline Champion Corp.(a)(b)	1,195,706	63,731,130
Sonos Inc.(a)	2,744,439	96,686,586
Taylor Morrison Home Corp.(a)(b)	2,857,845	75,504,265
TRI Pointe Homes Inc.(a)	2,676,816	57,364,167
Tupperware Brands Corp.(a)	1,128,891	26,811,161
Universal Electronics Inc.(a)	316,187	15,335,069
VOXX International Corp., Class A(a)(b)	354,166	4,961,866
Vuzix Corp.(a)(b)	1,336,533	24,525,381
		1,287,600,473
Household Products — 0.3%
Central Garden & Pet Co.(a)(b)	235,948	12,488,728
Central Garden & Pet Co., Class A, NVS(a)	920,968	44,482,754
Energizer Holdings Inc.	1,549,645	66,603,742
Oil-Dri Corp. of America	121,173	4,141,693
WD-40 Co.(b)	311,868	79,928,650
		207,645,567
Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy Inc., Class A	797,492	20,112,748
Clearway Energy Inc., Class C	1,878,610	49,745,593
Ormat Technologies Inc.	1,040,758	72,363,904
Sunnova Energy International Inc.(a)(b)	1,963,800	73,956,708
		216,178,953
Industrial Conglomerates — 0.1%
Raven Industries Inc.	814,074	47,094,181

Insurance — 1.9%
Ambac Financial Group Inc.(a)(b)	1,076,204	16,853,355

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
American Equity Investment Life Holding Co.	1,956,626	$63,238,152
American National Group Inc.	175,321	26,043,935
AMERISAFE Inc.	444,562	26,535,906
Argo Group International Holdings Ltd.	732,963	37,989,472
BRP Group Inc., Class A(a)(b)	1,055,406	28,126,570
Citizens Inc./TX(a)(b)	1,185,130	6,269,338
CNO Financial Group Inc.	3,068,400	72,475,608
Crawford & Co., Class A, NVS	443,465	4,022,228
Donegal Group Inc., Class A	331,438	4,829,052
eHealth Inc.(a)(b)	558,186	32,598,062
Employers Holdings Inc.	627,467	26,855,588
Enstar Group Ltd.(a)(b)	315,323	75,336,971
Genworth Financial Inc., Class A(a)(b)	11,620,350	45,319,365
Goosehead Insurance Inc., Class A	405,033	51,560,701
Greenlight Capital Re Ltd., Class A(a)(b)	669,703	6,114,388
HCI Group Inc.	133,044	13,228,565
Heritage Insurance Holdings Inc.	624,925	5,361,856
Horace Mann Educators Corp.	929,702	34,789,449
Independence Holding Co.	98,542	4,564,465
Investors Title Co.	33,512	5,852,201
James River Group Holdings Ltd.	753,769	28,281,413
Kinsale Capital Group Inc.	492,533	81,154,662
Maiden Holdings Ltd.(a)(b)	1,588,784	5,354,202
MBIA Inc.(a)(b)	1,094,468	12,039,148
MetroMile Inc.(a)	843,127	7,714,612
National Western Life Group Inc., Class A	58,667	13,164,288
NI Holdings Inc.(a)(b)	227,370	4,322,304
Palomar Holdings Inc.(a)(b)	562,122	42,417,726
ProAssurance Corp.	1,159,638	26,381,764
ProSight Global Inc.(a)(b)	256,010	3,266,688
RLI Corp.	920,580	96,283,462
Safety Insurance Group Inc.	328,568	25,720,303
Selective Insurance Group Inc.	1,371,668	111,310,858
Selectquote Inc.(a)(b)	3,062,888	58,991,223
SiriusPoint Ltd.(a)(b)	2,021,067	20,352,145
State Auto Financial Corp.	439,841	7,530,078
Stewart Information Services Corp.	612,682	34,732,943
Tiptree Inc.	521,105	4,846,276
Trean Insurance Group Inc.(a)(b)	401,537	6,055,178
Trupanion Inc.(a)(b)	873,093	100,493,004
United Fire Group Inc.	480,079	13,312,591
United Insurance Holdings Corp.	484,541	2,761,884
Universal Insurance Holdings Inc.	626,031	8,689,310
Watford Holdings Ltd.(a)(b)	406,192	14,212,658
		1,317,353,947
Interactive Media & Services — 0.5%
Cargurus Inc.(a)(b)	2,115,923	55,500,660
Cars.com Inc.(a)(b)	1,584,585	22,707,103
Eventbrite Inc., Class A(a)(b)	1,709,535	32,481,165
EverQuote Inc., Class A(a)(b)	430,143	14,057,073
fuboTV Inc.(a)(b)	3,002,231	96,401,638
Liberty TripAdvisor Holdings Inc., Class A(a)	1,706,647	6,946,053
MediaAlpha Inc., Class A(a)(b)	471,362	19,844,340
QuinStreet Inc.(a)	1,129,678	20,989,417
TrueCar Inc.(a)(b)	2,239,569	12,653,565
Yelp Inc.(a)(b)	1,652,609	66,038,256
		347,619,270
Internet & Direct Marketing Retail — 0.8%
1-800-Flowers.com Inc., Class A(a)(b)	611,947	19,502,751
CarParts.com Inc.(a)(b)	1,082,331	22,036,259
Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Duluth Holdings Inc., Class B(a)(b)	276,311	$5,705,822
Groupon Inc.(a)(b)	530,259	22,885,978
Lands’ End Inc.(a)(b)	327,389	13,439,319
Liquidity Services Inc.(a)	623,153	15,859,244
Overstock.com Inc.(a)(b)	981,976	90,538,187
PetMed Express Inc.	460,157	14,656,001
Porch Group Inc.(a)	362,451	7,009,802
Quotient Technology Inc.(a)(b)	2,046,732	22,125,173
RealReal Inc. (The)(a)(b)	1,796,095	35,490,837
Revolve Group Inc.(a)	821,414	56,595,425
Shutterstock Inc.	534,943	52,515,354
Stamps.com Inc.(a)(b)	406,037	81,325,151
Stitch Fix Inc., Class A(a)(b)	1,350,453	81,432,316
		541,117,619
IT Services — 1.5%
BigCommerce Holdings Inc., Series 1(a)(b)	1,072,890	69,652,019
Brightcove Inc.(a)	946,922	13,588,331
Cantaloupe Inc.(a)(b)	1,326,075	15,727,250
Cass Information Systems Inc.	323,917	13,199,618
Conduent Inc.(a)	3,820,789	28,655,917
CSG Systems International Inc.	743,522	35,079,368
DigitalOcean Holdings Inc.(a)(b)	295,208	16,410,613
EVERTEC Inc.	1,378,515	60,172,180
Evo Payments Inc., Class A(a)(b)	1,076,745	29,868,906
ExlService Holdings Inc.(a)	749,486	79,640,382
GreenBox POS(a)	397,030	4,736,568
GreenSky Inc., Class A(a)(b)	1,633,162	9,064,049
Grid Dynamics Holdings Inc.(a)(b)	696,316	10,465,629
Hackett Group Inc. (The)	566,922	10,215,934
I3 Verticals Inc., Class A(a)(b)	470,206	14,209,625
IBEX Holdings Ltd.(a)(b)	128,931	2,516,733
International Money Express Inc.(a)(b)	728,580	10,819,413
Limelight Networks Inc.(a)(b)	2,836,069	8,933,617
LiveRamp Holdings Inc.(a)	1,484,317	69,540,251
Marathon Digital Holdings Inc.(a)	2,177,395	68,304,881
Maximus Inc.	1,406,773	123,753,821
MoneyGram International Inc.(a)(b)	1,779,983	17,942,229
Paya Holdings Inc., Class A(a)(b)	1,870,987	20,618,277
Perficient Inc.(a)(b)	742,761	59,732,840
Priority Technology Holdings Inc.(a)(b)	227,039	1,734,578
Rackspace Technology Inc.(a)(b)	1,223,850	23,999,699
Repay Holdings Corp.(a)(b)	1,752,051	42,119,306
StarTek Inc.(a)(b)	381,747	2,721,856
Sykes Enterprises Inc.(a)(b)	877,529	47,123,307
TTEC Holdings Inc.	422,662	43,572,226
Tucows Inc., Class A(a)(b)	214,098	17,196,351
Unisys Corp.(a)(b)	1,495,112	37,841,285
Verra Mobility Corp.(a)(b)	3,051,647	46,903,814
		1,056,060,873
Leisure Products — 0.6%
Acushnet Holdings Corp.	782,553	38,658,118
American Outdoor Brands Inc.(a)(b)	330,436	11,611,521
AMMO Inc.(a)	1,501,907	14,703,670
Callaway Golf Co.	2,639,398	89,026,895
Clarus Corp.(b)	529,769	13,615,063
Escalade Inc.	261,577	6,003,192
Genius Brands International Inc.(a)(b)	6,423,165	11,818,624
Johnson Outdoors Inc., Class A	123,177	14,904,417
Latham Group Inc.(a)(b)	528,270	16,883,509
Malibu Boats Inc., Class A(a)(b)	471,663	34,587,048

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products (continued)
Marine Products Corp.	186,636	$2,881,660
MasterCraft Boat Holdings Inc.(a)(b)	429,686	11,296,445
Nautilus Inc.(a)(b)	721,109	12,150,687
Smith & Wesson Brands Inc.	1,214,585	42,146,099
Sturm Ruger & Co. Inc.	392,527	35,319,579
Vista Outdoor Inc.(a)	1,334,876	61,778,061
		417,384,588
Life Sciences Tools & Services — 1.1%
Akoya Biosciences Inc.(a)(b)	173,785	3,361,002
Berkeley Lights Inc.(a)(b)	1,092,887	48,972,266
BioNano Genomics Inc.(a)(b)	6,417,195	47,038,039
ChromaDex Corp.(a)(b)	1,066,544	10,516,124
Codexis Inc.(a)(b)	1,369,885	31,041,594
Contra Aduro Biotech I(a)(b)(c)	272,340	817,020
Fluidigm Corp.(a)(b)	1,706,345	10,511,085
Harvard Bioscience Inc.(a)	876,349	7,299,987
Inotiv Inc.(a)(b)	294,710	7,862,863
Luminex Corp.	1,039,054	38,237,187
Medpace Holdings Inc.(a)(b)	662,102	116,947,076
NanoString Technologies Inc.(a)(b)	1,041,116	67,453,906
NeoGenomics Inc.(a)(b)	2,586,234	116,820,190
Pacific Biosciences of California Inc.(a)(b)	4,438,936	155,229,592
Personalis Inc.(a)(b)	810,564	20,507,269
Quanterix Corp.(a)(b)	703,778	41,283,618
Seer Inc.(a)(b)	345,068	11,311,329
		735,210,147
Machinery — 3.8%
AgEagle Aerial Systems Inc.(a)(b)	1,518,814	8,004,150
Alamo Group Inc.(b)	230,126	35,135,638
Albany International Corp., Class A	700,390	62,516,811
Altra Industrial Motion Corp.	1,474,735	95,887,270
Astec Industries Inc.	516,074	32,481,698
Barnes Group Inc.	1,077,603	55,227,154
Blue Bird Corp.(a)(b)	362,203	9,004,367
Chart Industries Inc.(a)(b)	832,651	121,833,494
CIRCOR International Inc.(a)	419,103	13,662,758
Columbus McKinnon Corp./NY(b)	633,529	30,561,439
Commercial Vehicle Group Inc.(a)(b)	729,459	7,754,149
Desktop Metal Inc., Class A(a)	1,902,576	21,879,624
Douglas Dynamics Inc.	514,131	20,919,990
Energy Recovery Inc.(a)(b)	959,736	21,862,786
Enerpac Tool Group Corp.	1,381,990	36,788,574
EnPro Industries Inc.	469,882	45,649,036
ESCO Technologies Inc.	582,125	54,609,146
Evoqua Water Technologies Corp.(a)	2,634,973	89,009,388
ExOne Co. (The)(a)(b)	387,906	8,394,286
Federal Signal Corp.	1,371,503	55,175,566
Franklin Electric Co. Inc.	1,055,412	85,087,315
Gorman-Rupp Co. (The)	516,864	17,800,796
Greenbrier Companies Inc. (The)	737,764	32,151,755
Helios Technologies Inc.	735,962	57,441,834
Hillenbrand Inc.	1,711,397	75,438,380
Hydrofarm Holdings Group Inc.(a)(b)	257,102	15,197,299
Hyliion Holdings Corp.(a)(b)	2,672,219	31,131,351
Hyster-Yale Materials Handling Inc.	234,650	17,124,757
John Bean Technologies Corp.(b)	714,580	101,913,400
Kadant Inc.	262,190	46,169,037
Kennametal Inc.	1,905,284	68,437,801
Lindsay Corp.	248,121	41,009,439
Luxfer Holdings PLC	653,171	14,533,055
Security	Shares	Value

Machinery (continued)
Lydall Inc.(a)	406,752	$24,616,631
Manitowoc Co. Inc. (The)(a)(b)	781,298	19,141,801
Mayville Engineering Co. Inc.(a)(b)	203,849	4,099,403
Meritor Inc.(a)	1,598,080	37,427,034
Miller Industries Inc./TN	267,054	10,532,610
Mueller Industries Inc.	1,278,792	55,384,481
Mueller Water Products Inc., Class A	3,584,783	51,692,571
Navistar International Corp.(a)(b)	1,141,412	50,792,834
Nikola Corp.(a)	4,568,492	82,506,965
NN Inc.(a)	997,431	7,331,118
Omega Flex Inc.	70,612	10,359,487
Park-Ohio Holdings Corp.	209,630	6,737,508
Proto Labs Inc.(a)(b)	635,381	58,327,976
RBC Bearings Inc.(a)(b)	562,940	112,261,495
REV Group Inc.	658,107	10,325,699
Rexnord Corp.	2,732,075	136,713,033
Shyft Group Inc. (The)(b)	787,824	29,472,496
SPX Corp.(a)(b)	998,176	60,968,590
SPX FLOW Inc.	959,273	62,582,970
Standex International Corp.	275,039	26,103,951
Tennant Co.	423,695	33,832,046
Terex Corp.	1,557,462	74,166,340
Titan International Inc.(a)	1,149,048	9,743,927
TriMas Corp.(a)	983,643	29,833,892
Trinity Industries Inc.	1,982,657	53,313,647
Wabash National Corp.	1,170,966	18,735,456
Watts Water Technologies Inc., Class A	628,002	91,631,772
Welbilt Inc.(a)	2,980,851	69,006,701
		2,667,435,977
Marine — 0.2%
Costamare Inc.	1,227,934	14,501,901
Eagle Bulk Shipping Inc.(a)(b)	189,636	8,973,575
Genco Shipping & Trading Ltd.	736,431	13,903,817
Matson Inc.	983,580	62,949,120
Safe Bulkers Inc.(a)	1,249,469	5,010,371
		105,338,784
Media — 1.2%
Advantage Solutions Inc.(a)	1,738,629	18,759,807
AMC Networks Inc., Class A(a)(b)	669,589	44,728,545
Boston Omaha Corp., Class A(a)(b)	396,726	12,580,181
Cardlytics Inc.(a)(b)	729,093	92,543,775
Clear Channel Outdoor Holdings Inc.(a)	8,265,476	21,820,857
comScore Inc.(a)(b)	1,564,659	7,823,295
Daily Journal Corp.(a)(b)	27,771	9,400,484
Digital Media Solutions Inc., Class A(a)(b)	68,549	663,554
Emerald Holding Inc.(a)	602,529	3,247,631
Entercom Communications Corp.(a)	2,823,855	12,170,815
Entravision Communications Corp., Class A	1,453,828	9,711,571
EW Scripps Co. (The), Class A	1,304,226	26,593,168
Fluent Inc.(a)(b)	1,002,013	2,935,898
Gannett Co. Inc.(a)	3,202,381	17,581,072
Gray Television Inc.	1,944,952	45,511,877
Hemisphere Media Group Inc.(a)	362,709	4,279,966
Iheartmedia Inc., Class A(a)(b)	2,553,348	68,761,662
John Wiley & Sons Inc., Class A	984,455	59,244,502
Loral Space & Communications Inc.	292,254	11,354,068
Magnite Inc.(a)(b)	2,397,804	81,141,687
MDC Partners Inc., Class A(a)(b)	1,244,227	7,278,728
Meredith Corp.(a)	914,876	39,742,213
MSG Networks Inc., Class A(a)(b)	728,774	10,625,525

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
National CineMedia Inc.	1,339,378	$6,790,646
Scholastic Corp.	663,836	25,152,746
Sinclair Broadcast Group Inc., Class A	1,060,200	35,219,844
TechTarget Inc.(a)(b)	581,072	45,027,269
TEGNA Inc.	5,034,681	94,450,616
Thryv Holdings Inc.(a)(b)	147,237	5,266,668
WideOpenWest Inc.(a)	1,230,278	25,479,057
		845,887,727
Metals & Mining — 1.3%
Allegheny Technologies Inc.(a)(b)	2,899,180	60,447,903
Arconic Corp.(a)(b)	2,519,548	89,746,300
Carpenter Technology Corp.	1,084,425	43,615,573
Century Aluminum Co.(a)(b)	1,201,182	15,483,236
Coeur Mining Inc.(a)(b)	5,516,216	48,983,998
Commercial Metals Co.	2,733,587	83,975,793
Compass Minerals International Inc.	779,166	46,173,377
Constellium SE(a)(b)	2,795,405	52,972,925
Ferroglobe PLC(a)(c)	1,289,900	13
Gatos Silver Inc.(a)(b)	787,709	13,777,030
Haynes International Inc.	299,601	10,599,883
Hecla Mining Co.(b)	12,116,774	90,148,799
Kaiser Aluminum Corp.	360,291	44,492,336
Materion Corp.	463,703	34,940,021
MP Materials Corp.(a)(b)	1,663,581	61,319,596
NovaGold Resources Inc.(a)(b)	5,398,626	43,242,994
Olympic Steel Inc.	220,299	6,474,588
Perpetua Resources Corp.(a)	609,899	4,452,263
PolyMet Mining Corp.(a)	656,997	2,371,759
Ryerson Holding Corp.(a)	400,697	5,850,176
Schnitzer Steel Industries Inc., Class A	589,951	28,937,096
SunCoke Energy Inc.	1,948,543	13,912,597
TimkenSteel Corp.(a)(b)	1,075,642	15,220,334
Warrior Met Coal Inc.	1,171,498	20,149,766
Worthington Industries Inc.	788,245	48,224,829
		885,513,185
Mortgage Real Estate Investment — 1.2%
AFC Gamma Inc.	165,081	3,408,923
Apollo Commercial Real Estate Finance Inc.	3,204,076	51,105,012
Arbor Realty Trust Inc.	2,904,508	51,758,332
Ares Commercial Real Estate Corp.	858,251	12,607,707
ARMOUR Residential REIT Inc.	1,633,045	18,649,374
Blackstone Mortgage Trust Inc., Class A	3,170,822	101,117,514
BrightSpire Capital Inc.	1,964,625	18,467,475
Broadmark Realty Capital Inc.	2,934,345	31,074,713
Capstead Mortgage Corp.	2,192,858	13,464,148
Chimera Investment Corp.	5,303,020	79,863,481
Dynex Capital Inc.	691,898	12,910,817
Ellington Financial Inc.	943,099	18,060,346
Granite Point Mortgage Trust Inc.	1,254,717	18,507,076
Great Ajax Corp.	512,621	6,653,821
Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,758,726	98,752,465
Invesco Mortgage Capital Inc.	5,665,892	22,096,979
KKR Real Estate Finance Trust Inc.	736,861	15,938,303
Ladder Capital Corp.	2,594,409	29,939,480
MFA Financial Inc.	10,108,493	46,397,983
New York Mortgage Trust Inc.	8,768,089	39,193,358
Orchid Island Capital Inc.	2,158,033	11,200,191
PennyMac Mortgage Investment Trust	2,242,819	47,233,768
Ready Capital Corp.	1,316,561	20,893,823
Security	Shares	Value

Mortgage Real Estate Investment (continued)
Redwood Trust Inc.	2,586,945	$31,224,426
TPG RE Finance Trust Inc.	1,371,116	18,441,510
Two Harbors Investment Corp.	6,268,028	47,386,292
		866,347,317
Multi-Utilities — 0.4%
Avista Corp.	1,602,004	68,357,511
Black Hills Corp.	1,448,561	95,069,058
NorthWestern Corp.	1,168,440	70,363,457
Unitil Corp.	346,458	18,351,880
		252,141,906
Multiline Retail — 0.3%
Big Lots Inc.(b)	794,513	52,445,803
Dillard’s Inc., Class A	144,132	26,070,596
Franchise Group Inc.	645,735	22,775,073
Macy’s Inc.(a)	6,593,162	125,006,352
		226,297,824
Oil, Gas & Consumable Fuels — 3.4%
Aemetis Inc.(a)(b)	546,964	6,109,588
Alto Ingredients Inc.(a)(b)	1,670,914	10,209,285
Altus Midstream Co., Class A	74,197	5,009,039
Antero Resources Corp.(a)(b)	6,535,877	98,234,231
Arch Resources Inc.(a)	344,816	19,647,616
Berry Corp.	1,534,757	10,313,567
Bonanza Creek Energy Inc.	702,379	33,060,980
Brigham Minerals Inc., Class A	1,005,203	21,400,772
California Resources Corp.(a)(b)	1,914,971	57,717,226
Callon Petroleum Co.(a)	909,991	52,497,381
Centennial Resource Development Inc./DE, Class A(a)(b)	4,120,898	27,939,688
Centrus Energy Corp., Class A(a)(b)	215,073	5,458,553
Chesapeake Energy Corp.	2,254,042	117,029,861
Clean Energy Fuels Corp.(a)(b)	3,165,213	32,126,912
CNX Resources Corp.(a)(b)	4,991,985	68,190,515
Comstock Resources Inc.(a)(b)	2,084,160	13,901,347
CONSOL Energy Inc.(a)	779,587	14,398,972
Contango Oil & Gas Co.(a)(b)	3,342,749	14,440,676
CVR Energy Inc.	752,763	13,519,623
Delek U.S. Holdings Inc.	1,535,578	33,199,196
Denbury Inc.(a)	1,151,741	88,430,674
DHT Holdings Inc.	3,295,166	21,385,627
Diamond S Shipping Inc.(a)(b)	709,812	7,069,728
Dorian LPG Ltd.(a)(b)	679,956	9,600,979
Earthstone Energy Inc., Class A(a)(b)	545,374	6,037,290
Energy Fuels Inc./Canada(a)(b)	3,209,023	19,414,589
Equitrans Midstream Corp.	9,315,277	79,273,007
Escrow PetroCorp.(a)(c)	26,106	0	(e)
Extraction Oil & Gas Inc.(a)	355,738	19,533,574
Falcon Minerals Corp.	1,026,536	5,214,803
Frontline Ltd./Bermuda	2,759,998	24,839,982
Gevo Inc.(a)(b)	4,483,940	32,598,244
Golar LNG Ltd.(a)(b)	2,340,101	31,006,338
Green Plains Inc.(a)(b)	800,530	26,913,819
HighPeak Energy Inc.(a)(b)	113,427	1,160,358
International Seaways Inc.	570,078	10,934,096
Kosmos Energy Ltd.(a)	9,221,646	31,906,895
Laredo Petroleum Inc.(a)	286,712	26,604,007
Magnolia Oil & Gas Corp., Class A(a)(b)	3,173,027	49,594,412
Matador Resources Co.(b)	2,528,118	91,037,529
Meta Materials Inc.(a)(b)	1,397,137	10,464,556

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp.	3,352,242	$78,040,194
Nordic American Tankers Ltd.	3,553,226	11,654,581
Northern Oil and Gas Inc.	1,088,713	22,612,569
Oasis Petroleum Inc.	459,970	46,249,984
Ovintiv Inc.	5,992,729	188,591,182
Par Pacific Holdings Inc.(a)	1,045,554	17,586,218
PBF Energy Inc., Class A(a)	2,192,446	33,544,424
PDC Energy Inc.(b)	2,267,312	103,820,217
Peabody Energy Corp.(a)	1,578,974	12,521,264
Penn Virginia Corp.(a)(b)	369,217	8,717,213
Range Resources Corp.(a)	5,459,146	91,495,287
Renewable Energy Group Inc.(a)(b)	1,022,662	63,752,749
REX American Resources Corp.(a)	123,148	11,105,487
Riley Exploration Permian Inc.	51,870	1,503,193
Scorpio Tankers Inc.	1,110,007	24,475,654
SFL Corp. Ltd.	2,379,309	18,201,714
SM Energy Co.	2,662,283	65,572,030
Southwestern Energy Co.(a)(b)	15,462,039	87,669,761
Talos Energy Inc.(a)	839,112	13,123,712
Teekay Corp.(a)	1,580,514	5,879,512
Teekay Tankers Ltd., Class A(a)(b)	542,714	7,825,936
Tellurian Inc.(a)(b)	7,213,533	33,542,928
Uranium Energy Corp.(a)(b)	4,830,108	12,848,087
Ur-Energy Inc.(a)	4,117,776	5,764,886
Vine Energy Inc., Class A(a)	469,420	7,318,258
W&T Offshore Inc.(a)(b)	2,278,078	11,048,678
Whiting Petroleum Corp.(a)	897,846	48,977,499
World Fuel Services Corp.	1,453,817	46,129,613
		2,326,998,365
Paper & Forest Products — 0.2%
Clearwater Paper Corp.(a)(b)	387,478	11,225,238
Domtar Corp.(a)	1,143,950	62,871,492
Glatfelter Corp.	1,036,004	14,472,976
Neenah Inc.	394,493	19,791,714
Schweitzer-Mauduit International Inc.	715,579	28,895,080
Verso Corp., Class A	687,102	12,161,705
		149,418,205
Personal Products — 0.5%
Beauty Health Co. (The)(a)(b)	1,056,839	17,754,895
BellRing Brands Inc., Class A(a)(b)	920,145	28,837,344
Edgewell Personal Care Co.	1,236,592	54,286,389
elf Beauty Inc.(a)	1,039,372	28,208,556
Honest Co. Inc. (The)(a)	565,095	9,148,888
Inter Parfums Inc.	406,953	29,300,616
Medifast Inc.	265,866	75,234,761
Nature’s Sunshine Products Inc.	269,900	4,688,163
Nu Skin Enterprises Inc., Class A	1,136,136	64,362,104
Revlon Inc., Class A(a)(b)	161,265	2,070,643
USANA Health Sciences Inc.(a)	289,178	29,620,502
Veru Inc.(a)(b)	1,438,225	11,606,476
		355,119,337
Pharmaceuticals — 1.7%
9 Meters Biopharma Inc.(a)	4,836,287	5,319,916
Aclaris Therapeutics Inc.(a)	987,995	17,349,192
Aerie Pharmaceuticals Inc.(a)(b)	963,325	15,422,833
Amneal Pharmaceuticals Inc.(a)(b)	2,323,539	11,896,520
Amphastar Pharmaceuticals Inc.(a)(b)	867,320	17,485,171
Ampio Pharmaceuticals Inc.(a)	4,328,543	7,228,667
Angion Biomedica Corp.(a)(b)	132,103	1,719,981
Security	Shares	Value

Pharmaceuticals (continued)
ANI Pharmaceuticals Inc.(a)(b)	235,624	$8,258,621
Antares Pharma Inc.(a)(b)	3,793,211	16,538,400
Arvinas Inc.(a)(b)	996,404	76,723,108
Atea Pharmaceuticals Inc.(a)(b)	1,470,707	31,590,786
Athira Pharma Inc.(a)(b)	733,904	7,515,177
Axsome Therapeutics Inc.(a)(b)	632,582	42,673,982
BioDelivery Sciences International Inc.(a)(b)	2,119,431	7,587,563
Cara Therapeutics Inc.(a)(b)	1,011,043	14,427,584
Cassava Sciences Inc.(a)(b)	873,485	74,630,558
Cerecor Inc.(a)	1,204,966	3,940,239
Citius Pharmaceuticals Inc.(a)(b)	2,593,739	9,026,212
Collegium Pharmaceutical Inc.(a)(b)	821,198	19,413,121
Corcept Therapeutics Inc.(a)(b)	2,200,200	48,404,400
CorMedix Inc.(a)(b)	862,349	5,915,714
Cymabay Therapeutics Inc.(a)(b)	1,658,813	7,232,425
Durect Corp.(a)(b)	5,148,119	8,391,434
Edgewise Therapeutics Inc.(a)(b)	280,797	5,989,400
Endo International PLC(a)(b)	5,294,167	24,776,701
Evolus Inc.(a)(b)	734,552	9,292,083
EyePoint Pharmaceuticals Inc.(a)(b)	480,784	4,322,248
Fulcrum Therapeutics Inc.(a)(b)	504,085	5,282,811
Harmony Biosciences Holdings Inc.(a)(b)	508,692	14,360,375
Ikena Oncology Inc.(a)(b)	206,346	2,897,098
Innoviva Inc.(a)	1,440,053	19,311,111
Intra-Cellular Therapies Inc.(a)	1,612,634	65,827,720
Kala Pharmaceuticals Inc.(a)(b)	1,100,331	5,831,754
Kaleido Biosciences Inc.(a)(b)	440,836	3,279,820
KemPharm Inc.(a)(b)	650,678	8,341,692
Landos Biopharma Inc.(a)(b)	147,052	1,698,451
Marinus Pharmaceuticals Inc.(a)(b)	840,523	15,078,983
Mind Medicine MindMed Inc.(a)(b)	7,343,467	25,334,961
NGM Biopharmaceuticals Inc.(a)(b)	718,087	14,160,676
Nuvation Bio Inc.(a)	806,107	7,504,856
Ocular Therapeutix Inc.(a)(b)	1,747,854	24,784,570
Omeros Corp.(a)(b)	1,416,489	21,020,697
Oramed Pharmaceuticals Inc.(a)(b)	609,262	8,151,926
Pacira BioSciences Inc.(a)(b)	993,430	60,281,332
Paratek Pharmaceuticals Inc.(a)(b)	1,049,861	7,160,052
Phathom Pharmaceuticals Inc.(a)(b)	460,900	15,601,465
Phibro Animal Health Corp., Class A	465,229	13,435,813
Pliant Therapeutics Inc.(a)(b)	565,991	16,481,658
Prestige Consumer Healthcare Inc.(a)(b)	1,139,839	59,385,612
Provention Bio Inc.(a)(b)	1,262,105	10,639,545
Rain Therapeutics Inc.(a)(b)	168,855	2,624,007
Reata Pharmaceuticals Inc., Class A(a)	626,477	88,665,290
Relmada Therapeutics Inc.(a)(b)	341,391	10,927,926
Revance Therapeutics Inc.(a)(b)	1,598,219	47,371,211
Seelos Therapeutics Inc.(a)	1,725,230	4,554,607
SIGA Technologies Inc.(a)(b)	1,126,787	7,076,222
Supernus Pharmaceuticals Inc.(a)(b)	1,117,898	34,420,079
Tarsus Pharmaceuticals Inc.(a)(b)	191,837	5,559,436
Terns Pharmaceuticals Inc.(a)(b)	198,294	2,431,084
TherapeuticsMD Inc.(a)(b)	8,315,818	9,895,823
Theravance Biopharma Inc.(a)(b)	1,213,203	17,615,708
Verrica Pharmaceuticals Inc.(a)(b)	330,908	3,739,260
VYNE Therapeutics Inc.(a)	1	3
WaVe Life Sciences Ltd.(a)(b)	853,668	5,685,429
Zogenix Inc.(a)(b)	1,276,267	22,053,894
		1,191,544,993

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services — 1.5%
Acacia Research Corp.(a)(b)	1,115,700	$7,542,132
ASGN Inc.(a)	1,184,405	114,804,377
Atlas Technical Consultants Inc.(a)(b)	306,374	2,965,700
Barrett Business Services Inc.	170,219	12,359,602
CBIZ Inc.(a)(b)	1,138,729	37,316,149
CRA International Inc.	161,890	13,857,784
Exponent Inc.	1,184,874	105,702,609
Forrester Research Inc.(a)	262,107	12,004,501
Franklin Covey Co.(a)	283,739	9,178,957
GP Strategies Corp.(a)(b)	308,242	4,845,564
Heidrick & Struggles International Inc.	444,245	19,791,115
HireQuest Inc.(b)	115,749	2,142,514
Huron Consulting Group Inc.(a)	508,854	25,010,174
ICF International Inc.	421,142	37,001,536
Insperity Inc.	830,558	75,057,526
KBR Inc.	3,231,147	123,268,258
Kelly Services Inc., Class A, NVS(a)	802,798	19,243,068
Kforce Inc.	469,571	29,550,103
Korn Ferry	1,223,291	88,749,762
ManTech International Corp./VA, Class A	628,329	54,375,592
Mistras Group Inc.(a)	454,513	4,467,863
Rekor Systems Inc.(a)	714,872	7,263,099
Resources Connection Inc.	760,207	10,916,572
TriNet Group Inc.(a)(b)	923,004	66,899,330
TrueBlue Inc.(a)	800,888	22,512,962
Upwork Inc.(a)(b)	2,664,703	155,325,538
Willdan Group Inc.(a)(b)	248,870	9,367,467
		1,071,519,854
Real Estate Management & Development — 0.7%
American Realty Investors Inc.(a)	5,360	49,902
Cushman & Wakefield PLC(a)(b)	2,697,655	47,128,033
eXp World Holdings Inc.(a)(b)	1,422,152	55,136,833
Fathom Holdings Inc.(a)(b)	118,668	3,891,124
Forestar Group Inc.(a)(b)	390,918	8,174,095
FRP Holdings Inc.(a)(b)	156,274	8,701,336
Kennedy-Wilson Holdings Inc.	2,733,220	54,309,081
Marcus & Millichap Inc.(a)	551,665	21,443,219
Newmark Group Inc., Class A(b)	3,422,816	41,108,020
Rafael Holdings Inc., Class B(a)(b)	223,210	11,394,871
RE/MAX Holdings Inc., Class A	441,688	14,721,461
Realogy Holdings Corp.(a)	2,630,184	47,921,953
Redfin Corp.(a)(b)	2,324,462	147,394,135
RMR Group Inc. (The), Class A	353,805	13,671,025
St Joe Co. (The)(b)	764,002	34,082,129
Tejon Ranch Co.(a)(b)	480,052	7,301,591
		516,428,808
Road & Rail — 0.6%
ArcBest Corp.	577,879	33,626,779
Avis Budget Group Inc.(a)(b)	1,168,527	91,016,568
Covenant Logistics Group Inc., Class A(a)(b)	279,502	5,780,101
Daseke Inc.(a)(b)	956,008	6,194,932
Heartland Express Inc.	1,085,799	18,599,737
HyreCar Inc.(a)	401,001	8,388,941
Marten Transport Ltd.	1,354,945	22,343,043
PAM Transportation Services Inc.(a)	47,941	2,528,888
Saia Inc.(a)	606,690	127,095,488
U.S. Xpress Enterprises Inc., Class A(a)(b)	612,235	5,265,221
Universal Logistics Holdings Inc.	201,243	4,688,962
Werner Enterprises Inc.	1,434,449	63,861,669
Security	Shares	Value

Road & Rail (continued)
Yellow Corp.(a)(b)	1,147,274	$7,468,754
		396,859,083
Semiconductors & Semiconductor Equipment — 2.7%
Alpha & Omega Semiconductor Ltd.(a)	480,552	14,603,975
Ambarella Inc.(a)(b)	798,893	85,185,961
Amkor Technology Inc.	2,331,996	55,198,345
Atomera Inc.(a)(b)	462,309	9,911,905
Axcelis Technologies Inc.(a)	757,996	30,638,198
AXT Inc.(a)(b)	965,051	10,596,260
CEVA Inc.(a)(b)	523,227	24,748,637
CMC Materials Inc.	665,476	100,313,852
Cohu Inc.(a)	1,090,775	40,129,612
Diodes Inc.(a)(b)	992,472	79,169,492
DSP Group Inc.(a)	547,605	8,104,554
FormFactor Inc.(a)	1,769,895	64,530,372
Ichor Holdings Ltd.(a)	637,424	34,293,411
Impinj Inc.(a)(b)	424,727	21,911,666
Kopin Corp.(a)	1,769,940	14,478,109
Kulicke & Soffa Industries Inc.	1,400,457	85,707,969
Lattice Semiconductor Corp.(a)	3,098,411	174,068,730
MACOM Technology Solutions Holdings Inc.(a)(b)	1,108,361	71,023,773
MaxLinear Inc.(a)	1,595,063	67,774,227
NeoPhotonics Corp.(a)(b)	1,207,411	12,327,666
NVE Corp.	109,343	8,096,849
Onto Innovation Inc.(a)(b)	1,117,471	81,620,082
PDF Solutions Inc.(a)(b)	710,176	12,911,000
Photronics Inc.(a)(b)	1,440,556	19,029,745
Power Integrations Inc.	1,376,434	112,950,174
Rambus Inc.(a)(b)	2,555,840	60,598,966
Semtech Corp.(a)	1,472,109	101,281,099
Silicon Laboratories Inc.(a)(b)	1,013,304	155,288,838
SiTime Corp.(a)(b)	293,905	37,205,434
SkyWater Technology Inc.(a)(b)	178,900	5,125,485
SMART Global Holdings Inc.(a)(b)	323,108	15,405,790
SunPower Corp.(a)(b)	1,826,696	53,376,057
Synaptics Inc.(a)(b)	805,584	125,332,759
Ultra Clean Holdings Inc.(a)	991,320	53,253,710
Veeco Instruments Inc.(a)(b)	1,155,776	27,784,855
		1,873,977,557
Software — 6.0%
8x8 Inc.(a)	2,430,369	67,467,043
A10 Networks Inc.(a)(b)	1,429,225	16,093,074
ACI Worldwide Inc.(a)(b)	2,686,440	99,774,382
Agilysys Inc.(a)	434,509	24,710,527
Alarm.com Holdings Inc.(a)(b)	1,078,981	91,389,691
Alkami Technology Inc.(a)	158,462	5,652,340
Altair Engineering Inc., Class A(a)(b)	1,033,887	71,307,186
American Software Inc./GA, Class A	727,563	15,977,284
Appfolio Inc., Class A(a)(b)	427,184	60,318,381
Appian Corp.(a)(b)	898,744	123,801,986
Asana Inc., Class A(a)(b)	1,689,669	104,810,168
Avaya Holdings Corp.(a)(b)	1,882,623	50,642,559
Benefitfocus Inc.(a)(b)	568,356	8,013,820
Blackbaud Inc.(a)	1,105,634	84,658,395
Blackline Inc.(a)(b)	1,223,955	136,189,473
BM Technologies Inc.	101,814	1,200,423
Bottomline Technologies DE Inc.(a)	1,007,528	37,359,138
Box Inc., Class A(a)(b)	3,362,104	85,901,757
BTRS Holdings Inc.(a)	1,078,972	13,616,627

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Cerence Inc.(a)(b)	864,825	$92,285,476
ChannelAdvisor Corp.(a)(b)	670,172	16,425,916
Cleanspark Inc.(a)(b)	745,009	12,396,950
Cloudera Inc.(a)(b)	5,289,799	83,896,212
CommVault Systems Inc.(a)	967,466	75,626,817
Cornerstone OnDemand Inc.(a)	1,434,983	74,016,423
Digimarc Corp.(a)(b)	289,918	9,712,253
Digital Turbine Inc.(a)(b)	1,930,104	146,745,807
Domo Inc., Class B(a)(b)	629,738	50,901,723
E2open Parent Holdings Inc.(a)	950,731	10,857,348
Ebix Inc.(b)	604,907	20,506,347
eGain Corp.(a)(b)	465,206	5,340,565
Envestnet Inc.(a)(b)	1,240,697	94,119,274
GTY Technology Holdings Inc.(a)(b)	732,489	5,207,997
Ideanomics Inc.(a)	9,304,011	26,423,391
Intelligent Systems Corp.(a)(b)	171,511	5,395,736
InterDigital Inc.	707,838	51,693,409
j2 Global Inc.(a)(b)	992,074	136,459,779
JFrog Ltd.(a)(b)	1,178,066	53,625,564
LivePerson Inc.(a)(b)	1,462,020	92,458,145
MicroStrategy Inc., Class A(a)(b)	179,392	119,205,984
Mimecast Ltd.(a)	1,359,991	72,147,523
Mitek Systems Inc.(a)(b)	955,060	18,394,456
Model N Inc.(a)(b)	791,413	27,121,724
Momentive Global Inc.(a)(b)	2,922,598	61,579,140
ON24 Inc.(a)(b)	205,857	7,303,806
OneSpan Inc.(a)	801,505	20,470,438
Pagerduty Inc.(a)(b)	1,843,348	78,489,758
Ping Identity Holding Corp.(a)(b)	990,239	22,676,473
Progress Software Corp.	1,004,389	46,452,991
PROS Holdings Inc.(a)(b)	911,658	41,544,255
Q2 Holdings Inc.(a)(b)	1,249,792	128,203,663
QAD Inc., Class A	271,317	23,610,005
Qualys Inc.(a)(b)	778,152	78,352,125
Rapid7 Inc.(a)(b)	1,254,853	118,746,739
Rimini Street Inc.(a)(b)	997,921	6,147,193
Riot Blockchain Inc.(a)(b)	1,924,960	72,513,243
SailPoint Technologies Holdings Inc.(a)(b)	2,069,892	105,709,384
Sapiens International Corp. NV	707,740	18,592,330
SecureWorks Corp., Class A(a)(b)	230,379	4,268,923
ShotSpotter Inc.(a)(b)	198,527	9,682,162
Smith Micro Software Inc.(a)(b)	1,012,134	5,283,339
Sprout Social Inc., Class A(a)(b)	1,010,551	90,363,470
SPS Commerce Inc.(a)	824,000	82,276,400
Sumo Logic Inc.(a)(b)	1,862,395	38,458,457
Telos Corp.(a)(b)	393,513	13,383,377
Tenable Holdings Inc.(a)	2,072,301	85,689,646
Upland Software Inc.(a)(b)	650,887	26,797,018
Varonis Systems Inc.(a)(b)	2,420,737	139,482,866
Verint Systems Inc.(a)(b)	1,469,901	66,248,438
Veritone Inc.(a)(b)	646,396	12,740,465
Viant Technology Inc., Class A(a)(b)	253,073	7,536,514
VirnetX Holding Corp.(a)(b)	1,503,995	6,422,059
Vonage Holdings Corp.(a)(b)	5,503,001	79,298,244
Workiva Inc.(a)(b)	959,786	106,852,975
Xperi Holding Corp.	2,395,634	53,278,900
Yext Inc.(a)(b)	2,533,468	36,203,258
Zix Corp.(a)	1,217,602	8,584,094
Zuora Inc., Class A(a)(b)	2,398,787	41,379,076
		4,144,470,297
Security	Shares	Value

Specialty Retail — 2.7%

Aaron’s Co. Inc. (The)	778,029	$24,889,148
Abercrombie & Fitch Co., Class A(a)	1,405,142	65,240,743
Academy Sports & Outdoors Inc.(a)(b)	1,413,670	58,299,751
American Eagle Outfitters Inc.	3,483,062	130,719,317
America’s Car-Mart Inc./TX(a)	138,098	19,571,249
Arko Corp.(a)(b)	467,403	4,295,434
Asbury Automotive Group Inc.(a)(b)	440,905	75,557,890
At Home Group Inc.(a)	1,499,187	55,230,049
Barnes & Noble Education Inc.(a)	882,723	6,364,433
Bed Bath & Beyond Inc.(a)(b)	2,509,923	83,555,337
Big 5 Sporting Goods Corp.	474,030	12,173,090
Blink Charging Co.(a)(b)	832,503	34,274,148
Boot Barn Holdings Inc.(a)	655,556	55,099,482
Buckle Inc. (The)	686,122	34,134,569
Caleres Inc.	842,717	22,997,747
Camping World Holdings Inc., Class A	972,991	39,882,901
CarLotz Inc.(a)(b)	989,314	5,401,654
Cato Corp. (The), Class A	456,903	7,707,954
Chico’s FAS Inc.(a)	2,762,054	18,174,315
Children’s Place Inc. (The)(a)(b)	320,296	29,806,746
Citi Trends Inc.(a)	202,964	17,657,868
Conn’s Inc.(a)(b)	424,082	10,814,091
Container Store Group Inc. (The)(a)(b)	765,981	9,988,392
Designer Brands Inc. , Class A(a)	1,372,885	22,721,247
Genesco Inc.(a)(b)	334,128	21,277,271
Group 1 Automotive Inc.	400,907	61,912,068
GrowGeneration Corp.(a)(b)	1,238,699	59,581,422
Guess? Inc.	918,420	24,246,288
Haverty Furniture Companies Inc.	394,951	16,888,105
Hibbett Inc.(a)(b)	370,309	33,190,796
JOANN Inc.(b)	264,068	4,159,071
Kirkland’s Inc.(a)	318,894	7,296,295
Lazydays Holdings Inc.(a)	167,166	3,677,652
Lumber Liquidators Holdings Inc.(a)(b)	670,702	14,151,812
MarineMax Inc.(a)(b)	500,917	24,414,695
Monro Inc.	757,337	48,098,473
Murphy USA Inc.	574,606	76,635,202
National Vision Holdings Inc.(a)(b)	1,860,223	95,113,202
ODP Corp. (The)(a)	1,120,138	53,777,825
OneWater Marine Inc., Class A	234,991	9,876,672
Party City Holdco Inc.(a)	2,521,775	23,528,161
Rent-A-Center Inc./TX.	1,506,608	79,955,686
Sally Beauty Holdings Inc.(a)(b)	2,567,579	56,666,468
Shift Technologies Inc.(a)(b)	1,412,445	12,118,778
Shoe Carnival Inc.	200,953	14,386,225
Signet Jewelers Ltd.(a)	1,192,474	96,339,974
Sleep Number Corp.(a)(b)	545,803	60,011,040
Sonic Automotive Inc., Class A	499,363	22,341,501
Sportsman’s Warehouse Holdings Inc.(a)(b)	1,019,032	18,108,199
Tilly’s Inc., Class A	540,046	8,629,935
TravelCenters of America Inc.(a)(b)	284,132	8,308,020
Urban Outfitters Inc.(a)	1,569,206	64,682,671
Winmark Corp.	80,306	15,425,176
Zumiez Inc.(a)(b)	497,013	24,348,667
		1,903,704,905
Technology Hardware, Storage & Peripherals — 0.4%
3D Systems Corp.(a)(b)	2,773,549	110,858,754
Avid Technology Inc.(a)(b)	826,619	32,362,134
Corsair Gaming Inc.(a)(b)	612,413	20,387,229
Diebold Nixdorf Inc.(a)(b)	1,653,538	21,231,428

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Eastman Kodak Co.(a)(b)	1,025,301	$8,530,504
Quantum Corp.(a)	1,280,018	8,819,324
Super Micro Computer Inc.(a)	989,240	34,801,463
Turtle Beach Corp.(a)(b)	340,531	10,869,749
		247,860,585
Textiles, Apparel & Luxury Goods — 0.7%
Crocs Inc.(a)	1,474,527	171,811,886
Fossil Group Inc.(a)(b)	1,100,661	15,717,439
G-III Apparel Group Ltd.(a)(b)	1,004,563	33,009,940
Kontoor Brands Inc.	1,183,630	66,768,568
Movado Group Inc.	374,185	11,775,602
Oxford Industries Inc.	367,112	36,285,350
PLBY Group Inc.(a)(b)	246,664	9,592,763
Rocky Brands Inc.	163,758	9,104,945
Steven Madden Ltd.	1,872,001	81,918,764
Superior Group of Companies Inc.	261,890	6,261,790
Unifi Inc.(a)	317,857	7,742,996
Vera Bradley Inc.(a)(b)	585,645	7,256,142
Wolverine World Wide Inc.	1,853,714	62,358,939
		519,605,124
Thrifts & Mortgage Finance — 1.5%
Axos Financial Inc.(a)(b)	1,317,664	61,126,433
Bridgewater Bancshares Inc.(a)	488,766	7,893,571
Capitol Federal Financial Inc.	2,978,314	35,084,539
Columbia Financial Inc.(a)(b)	913,771	15,735,137
Essent Group Ltd.	2,550,568	114,648,032
Federal Agricultural Mortgage Corp., Class C, NVS	208,150	20,586,035
Finance of America Companies Inc., Class A(a)(b)	759,916	5,798,159
Flagstar Bancorp. Inc.	1,203,821	50,885,514
FS Bancorp. Inc.	83,225	5,931,446
Hingham Institution For Savings (The)	34,787	10,105,624
Home Bancorp. Inc.	187,086	7,129,847
Home Point Capital Inc.(a)	166,473	987,185
HomeStreet Inc.	452,943	18,452,898
Kearny Financial Corp./MD	1,662,323	19,864,760
Luther Burbank Corp.	355,276	4,213,573
Merchants Bancorp./IN	230,329	9,038,110
Meridian Bancorp. Inc.	1,064,065	21,770,770
Meta Financial Group Inc.	716,134	36,257,864
Mr Cooper Group Inc.(a)	1,620,663	53,579,119
NMI Holdings Inc., Class A(a)(b)	1,916,082	43,073,523
Northfield Bancorp. Inc.	1,048,562	17,196,417
Northwest Bancshares Inc.	2,518,951	34,358,492
Ocwen Financial Corp.(a)	185,935	5,760,266
PCSB Financial Corp.	333,714	6,063,583
PennyMac Financial Services Inc.	822,718	50,778,155
Pioneer Bancorp. Inc./NY(a)(b)	264,775	3,182,596
Premier Financial Corp.	842,049	23,922,612
Provident Bancorp. Inc.	400,561	6,533,150
Provident Financial Services Inc.	1,724,914	39,483,281
Radian Group Inc.	4,435,074	98,680,396
Southern Missouri Bancorp. Inc.	189,667	8,527,428
TrustCo Bank Corp. NY	411,892	14,160,847
Velocity Financial Inc.(a)(b)	195,206	2,438,123
Walker & Dunlop Inc.	677,458	70,713,066
Washington Federal Inc.	1,642,722	52,205,705
Waterstone Financial Inc.	501,105	9,851,724
Security	Shares	Value

Thrifts & Mortgage Finance (continued)
WSFS Financial Corp.	1,082,217	$50,420,490
		1,036,438,470
Tobacco — 0.2%
22nd Century Group Inc.(a)(b)	3,437,826	15,917,134
Turning Point Brands Inc.	331,507	15,173,076
Universal Corp./VA	557,069	31,736,221
Vector Group Ltd.	3,307,921	46,774,003
		109,600,434
Trading Companies & Distributors — 1.3%
Alta Equipment Group Inc.(a)	430,259	5,718,142
Applied Industrial Technologies Inc.	884,744	80,564,789
Beacon Roofing Supply Inc.(a)(b)	1,270,735	67,666,639
BlueLinx Holdings Inc.(a)	204,149	10,264,612
Boise Cascade Co.	896,460	52,308,441
CAI International Inc.	370,810	20,765,360
Custom Truck One Source Inc.(a)(b)	300,978	2,865,310
DXP Enterprises Inc./TX(a)(b)	405,658	13,508,411
EVI Industries Inc.(a)(b)	129,999	3,691,972
GATX Corp.	804,412	71,166,330
Global Industrial Co.	297,018	10,903,531
GMS Inc.(a)(b)	972,973	46,838,920
H&E Equipment Services Inc.	747,813	24,879,738
Herc Holdings Inc.(a)(b)	568,146	63,672,122
Karat Packaging Inc.(a)(b)	104,329	2,125,182
Lawson Products Inc./DE(a)(b)	110,730	5,925,162
McGrath RentCorp.	549,685	44,837,805
MRC Global Inc.(a)(b)	1,859,920	17,483,248
NOW Inc.(a)(b)	2,509,392	23,814,130
Rush Enterprises Inc., Class A	962,861	41,634,110
Rush Enterprises Inc., Class B	149,346	5,696,056
Textainer Group Holdings Ltd.(a)(b)	1,092,558	36,895,684
Titan Machinery Inc.(a)	450,162	13,928,012
Transcat Inc.(a)	160,964	9,096,076
Triton International Ltd.	1,527,179	79,932,549
Veritiv Corp.(a)	351,916	21,614,681
WESCO International Inc.(a)(b)	1,015,869	104,451,651
Willis Lease Finance Corp.(a)(b)	68,485	2,935,267
		885,183,930
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	1,697,486	64,962,789

Water Utilities — 0.3%
American States Water Co.	839,656	66,803,032
Artesian Resources Corp., Class A, NVS	187,163	6,881,984
Cadiz Inc.(a)(b)	497,912	6,771,603
California Water Service Group	1,165,006	64,704,433
Global Water Resources Inc.	287,837	4,916,256
Middlesex Water Co.	398,478	32,567,607
Pure Cycle Corp.(a)(b)	438,015	6,053,367
SJW Group	629,871	39,870,834
York Water Co. (The)	296,421	13,427,871
		241,996,987
Wireless Telecommunication Services — 0.2%
Gogo Inc.(a)(b)	1,345,214	15,308,535
Shenandoah Telecommunications Co.	1,099,961	53,359,108
Telephone and Data Systems Inc.	2,309,130	52,324,886

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security		Shares/ Par	Value

Wireless Telecommunication Services (continued)
U.S. Cellular Corp.(a)		347,894	$12,632,031
			133,624,560
Total Common Stocks — 99.8%
(Cost: $72,608,504,860)			69,162,215,175

Warrants

Energy Equipment & Services — 0.0%
Nabors Industries Ltd., (Expires 06/11/26)(a)		7,543	75,430

Oil, Gas & Consumable Fuels — 0.0%
Whiting Petroleum Corp.,
(Expires 09/01/24)(a)(b)		92,645	578,104
Whiting Petroleum Corp., (Expires 09/01/25)(a)		46,322	267,278
			845,382

Total Warrants — 0.0%
(Cost: $11,350,881)			920,812

Corporate Bonds & Notes

Capital Markets — 0.0%
GAMCO Investors Inc., 4.00%, 06/15/23(f)	USD	264,986	264,963

Total Corporate Bonds & Notes — 0.0%
(Cost: $264,986)			264,963

Short-Term Investments

Money Market Funds — 9.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(g)(h)(i)		6,300,048,822	6,303,828,851

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	130,750,000	$130,750,000
		6,434,578,851

Total Short-Term Investments — 9.3%
(Cost: $6,431,248,371)		6,434,578,851

Total Investments in Securities — 109.1%
(Cost: $79,051,369,098)		75,597,979,801

Other Assets, Less Liabilities — (9.1)%		(6,308,506,529)

Net Assets—100.0%		$69,289,473,272

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Rounds to less than $1.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,965,909,856	$337,923,232	(a)	$—	$(100,464)	$96,227	$6,303,828,851	6,300,048,822	$6,967,980	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	85,040,000	45,710,000	(a)	—	—	—	130,750,000	130,750,000	3,637		—
					$(100,464)	$96,227	$6,434,578,851		$6,971,617		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 Micro E-Mini Index	1,538	09/17/21	$177,470	$2,049,932

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$69,160,154,905	$1,200,423	$859,847	$69,162,215,175
Warrants	920,812	—	—	920,812
Corporate Bonds & Notes	—	264,963	—	264,963
Money Market Funds.	6,434,578,851	—	—	6,434,578,851
	$75,595,654,568	$1,465,386	$859,847	$75,597,979,801
Derivative financial instruments(a)
Assets
Futures Contracts	$2,049,932	$—	$—	$2,049,932

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

Currency Abbreviations

USD	United States Dollar